As filed with the Securities and Exchange Commission on May 28, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-10487

Hotchkis & Wiley Funds
(Exact name of registrant as specified in charter)

725 South Figueroa Street, 39th Floor
Los Angeles, California 90017-5439
(Address of principal executive offices) (Zip code)

Anna Marie Lopez
Hotchkis & Wiley Capital Management, LLC
725 South Figueroa Street, 39th Floor
Los Angeles, California 90017-5439
(Name and address of agent for service)

Copy to:

Karin Jagel Flynn, Esq.
Vedder Price P.C.
222 North LaSalle Street
Chicago, Illinois  60601

(213) 430-1000
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2015

Date of reporting period:  March 31, 2015

Item 1. Schedule of Investments.

Schedule of Investments - March 31, 2015
Hotchkis & Wiley Diversified Value Fund (Unaudited)
	Shares
COMMON STOCKS - 97.94%	Held	Value
CONSUMER DISCRETIONARY - 15.65%
Auto Components - 2.21%
Johnson Controls, Inc.	240,300	$12,120,732
Automobiles - 3.81%
General Motors Company	331,900	12,446,250
Honda Motor Company Ltd. - ADR	258,900	8,481,564
		20,927,814
Hotels, Restaurants & Leisure - 0.51%
Carnival Corp.	58,300	2,789,072
Media - 5.09%
Comcast Corp.	71,900	4,031,074
Discovery Communications, Inc. (a)	169,900	5,226,124
The Interpublic Group of Companies, Inc.	244,900	5,417,188
Omnicom Group, Inc.	35,800	2,791,684
Time Warner Cable, Inc.	69,900	10,476,612
		27,942,682
Multiline Retail - 2.26%
Nordstrom, Inc.	34,900	2,803,168
Target Corp.	116,600	9,569,362
		12,372,530
Specialty Retail - 1.77%
Bed Bath & Beyond, Inc. (a)	88,700	6,809,942
Lowe's Companies, Inc.	39,200	2,916,088
		9,726,030
TOTAL CONSUMER DISCRETIONARY		85,878,860

CONSUMER STAPLES - 3.37%
Food & Staples Retailing - 1.25%
Wal-Mart Stores, Inc.	83,300	6,851,425
Food Products - 1.69%
Bunge Ltd.	33,800	2,783,768
Kellogg Company	58,000	3,825,100
Mondelez International, Inc.	74,400	2,685,096
		9,293,964
Tobacco - 0.43%
Philip Morris International, Inc.	31,200	2,350,296
TOTAL CONSUMER STAPLES		18,495,685

ENERGY - 8.69%
Oil, Gas & Consumable Fuels - 8.69%
Cobalt International Energy, Inc. (a)	1,242,200	11,689,102
Kosmos Energy Ltd. (a)	324,600	2,567,586
Marathon Oil Corp.	421,900	11,015,809
Murphy Oil Corp.	191,900	8,942,540
Royal Dutch Shell PLC - ADR	226,120	13,488,058
TOTAL ENERGY		47,703,095

FINANCIALS - 26.47%
Banks - 14.92%
Bank of America Corp.	1,167,322	17,965,086
Citigroup, Inc.	422,074	21,745,252
Citizens Financial Group, Inc.	388,000	9,362,440
JPMorgan Chase & Company	339,800	20,585,084
SunTrust Banks, Inc.	163,700	6,726,433
Wells Fargo & Company	101,134	5,501,690
		81,885,985
Capital Markets - 1.95%
The Bank of New York Mellon Corp.	67,500	2,716,200
The Goldman Sachs Group, Inc.	28,200	5,300,754
Morgan Stanley	75,500	2,694,595
		10,711,549
Consumer Finance - 1.87%
Capital One Financial Corp.	130,400	10,278,128
Insurance - 7.73%
The Allstate Corp.	58,400	4,156,328
American International Group, Inc.	450,600	24,688,374
The Chubb Corp.	53,900	5,449,290
Unum Group	241,500	8,145,795
		42,439,787
TOTAL FINANCIALS		145,315,449

HEALTH CARE - 14.99%
Health Care Equipment & Supplies - 2.55%
Medtronic PLC	145,282	11,330,543
Zimmer Holdings, Inc.	22,800	2,679,456
		14,009,999
Health Care Providers & Services - 6.19%
Aetna, Inc.	28,300	3,014,799
Anthem, Inc.	53,800	8,307,258
Express Scripts Holding Company (a)	81,500	7,071,755
Humana, Inc.	38,600	6,871,572
UnitedHealth Group, Inc.	73,600	8,706,144
		33,971,528
Pharmaceuticals - 6.25%
Eli Lilly & Company	91,400	6,640,210
GlaxoSmithKline PLC - ADR	287,500	13,268,125
Sanofi - ADR	291,600	14,416,704
		34,325,039
TOTAL HEALTH CARE		82,306,566

INDUSTRIALS - 8.19%

Aerospace & Defense - 2.72%
The Boeing Company		44,400	6,663,552
Embraer SA - ADR		85,200	2,619,900
Rockwell Collins, Inc.		58,800	5,677,140
			14,960,592
Machinery - 5.47%
CNH Industrial NV (c)		845,000	6,895,200
Cummins, Inc.		64,800	8,983,872
PACCAR, Inc.		72,700	4,590,278
Parker-Hannifin Corp.		33,900	4,026,642
Stanley Black & Decker, Inc.		57,800	5,511,808
			30,007,800
TOTAL INDUSTRIALS			44,968,392

INFORMATION TECHNOLOGY - 13.42%
Communications Equipment - 1.50%
Telefonaktiebolaget LM Ericsson - ADR		655,800	8,230,290
Electronic Equipment, Instruments & Components - 3.02%
Corning, Inc.		600,000	13,608,000
TE Connectivity Ltd.		41,500	2,972,230
			16,580,230
IT Services - 1.56%
International Business Machines Corp.		37,000	5,938,500
Teradata Corp. (a)		59,000	2,604,260
			8,542,760
Semiconductors & Semiconductor Equipment - 0.49%
Texas Instruments, Inc.		46,600	2,664,821
Software - 5.37%
Microsoft Corp.		335,300	13,631,621
Oracle Corp.		367,400	15,853,310
			29,484,931
Technology Hardware, Storage & Peripherals - 1.48%
Hewlett-Packard Company		261,000	8,132,760
TOTAL INFORMATION TECHNOLOGY			73,635,792

TELECOMMUNICATION SERVICES - 2.41%
Wireless Telecommunication Services - 2.41%
Vodafone Group PLC - ADR		404,763	13,227,655
TOTAL TELECOMMUNICATION SERVICES			13,227,655

UTILITIES - 4.75%
Electric Utilities - 0.75%
PPL Corp.		75,200	2,531,232
The Southern Company		35,600	1,576,368
			4,107,600
Independent Power and Renewable Electricity Producers - 2.38%
Calpine Corp. (a)		390,600	8,933,022
NRG Energy, Inc.		163,300	4,113,527
			13,046,549
Multi-Utilities - 1.62%
Public Service Enterprise Group, Inc.		212,900	8,924,768
TOTAL UTILITIES			26,078,917

Total common stocks (Cost $513,757,094)			537,610,411
Total long-term investments (Cost $513,757,094)			537,610,411

COLLATERAL FOR SECURITIES ON LOAN - 0.54%
Money Market Funds - 0.54%
Invesco Government & Agency Portfolio, 0.01%^		2,950,508	2,950,508
Total collateral for securities on loan (Cost $2,950,508)			2,950,508

		Principal
SHORT-TERM INVESTMENTS - 1.72%		Amount
Time Deposits - 1.72%
Banco Santander SA, 0.030%, 04/01/2015*		$9,436,143	9,436,143
Total short-term investments (Cost $9,436,143)			9,436,143

Total investments - 100.20% (Cost $526,143,745)			549,997,062

Liabilities in excess of other assets - (0.20)%			(1,068,612)

Net assets - 100.00%			$548,928,450

(a)	- Non-income producing security.
(c)		- All or a portion of this security is on loan. The total market value of securities on loan was $2,850,307.
ADR	- American Depositary Receipt
^		- Rate shown is the 7-day yield as of March 31, 2015.
*		- Invested through a cash management account administered by Brown Brothers Harriman & Company.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 10 sectors, 24 industry groups, 67 industries and 156 sub-industries. Each stock that is classified will have a coding at all four of these levels.

Schedule of Investments - March 31, 2015
Hotchkis & Wiley Large Cap Value Fund (Unaudited)

	Shares
COMMON STOCKS - 98.78%	Held	Value
CONSUMER DISCRETIONARY - 14.08%
Auto Components - 2.35%
Johnson Controls, Inc.	363,000	$18,309,720
Automobiles - 3.91%
General Motors Company	479,900	17,996,250
Honda Motor Company Ltd. - ADR	380,500	12,465,180
		30,461,430
Hotels, Restaurants & Leisure - 0.50%
McDonald's Corp.	39,800	3,878,112
Media - 3.74%
Comcast Corp.	108,500	6,083,052
The Interpublic Group of Companies, Inc.	354,000	7,830,480
Time Warner Cable, Inc.	101,300	15,182,844
		29,096,376
Multiline Retail - 2.02%
Target Corp.	191,100	15,683,577
Specialty Retail - 1.56%
Bed Bath & Beyond, Inc. (a)	157,800	12,115,095
TOTAL CONSUMER DISCRETIONARY		109,544,310

CONSUMER STAPLES - 3.10%
Food & Staples Retailing - 1.54%
Wal-Mart Stores, Inc.	145,000	11,926,250
Food Products - 1.15%
Kellogg Company	81,500	5,374,925
Mondelez International, Inc.	99,000	3,572,910
		8,947,835
Tobacco - 0.41%
Philip Morris International, Inc.	42,500	3,201,525
TOTAL CONSUMER STAPLES		24,075,610

ENERGY - 8.67%
Oil, Gas & Consumable Fuels - 8.67%
Marathon Oil Corp.	759,700	19,835,767
Murphy Oil Corp.	522,400	24,343,840
Royal Dutch Shell PLC - ADR	389,744	23,248,230
TOTAL ENERGY		67,427,837

FINANCIALS - 27.28%
Banks - 15.07%
Bank of America Corp.	1,772,989	27,286,301
Citigroup, Inc.	647,568	33,362,703
Citizens Financial Group, Inc.	556,000	13,416,280
JPMorgan Chase & Company	551,800	33,428,044
Wells Fargo & Company	179,491	9,764,310
		117,257,638
Capital Markets - 1.75%
The Bank of New York Mellon Corp.	147,000	5,915,280
The Goldman Sachs Group, Inc.	40,700	7,650,379
		13,565,659
Consumer Finance - 2.05%
Capital One Financial Corp.	202,700	15,976,814
Insurance - 8.41%
American International Group, Inc.	726,000	39,777,540
The Chubb Corp.	117,200	11,848,920
Unum Group	408,500	13,778,705
		65,405,165
TOTAL FINANCIALS		212,205,276

HEALTH CARE - 14.78%
Health Care Equipment & Supplies - 3.11%
Medtronic PLC (c)	211,000	16,455,890
Zimmer Holdings, Inc.	65,900	7,744,568
		24,200,458
Health Care Providers & Services - 4.71%
Anthem, Inc.	91,000	14,051,310
Humana, Inc.	56,000	9,969,120
UnitedHealth Group, Inc.	106,700	12,621,543
		36,641,973
Pharmaceuticals - 6.96%
Eli Lilly & Company	159,100	11,558,615
GlaxoSmithKline PLC - ADR	468,300	21,612,045
Sanofi - ADR	423,900	20,957,616
		54,128,276
TOTAL HEALTH CARE		114,970,707

INDUSTRIALS - 9.81%
Aerospace & Defense - 1.88%
The Boeing Company	77,300	11,601,184
Embraer SA - ADR	98,900	3,041,175
		14,642,359
Building Products - 0.84%
Owens Corning	150,800	6,544,720

Machinery - 6.58%
CNH Industrial NV (c)		1,225,000	9,996,000
Cummins, Inc.		128,400	17,801,376
PACCAR, Inc.		116,300	7,343,182
Parker-Hannifin Corp.		65,400	7,768,212
Stanley Black & Decker, Inc.		86,300	8,229,568
			51,138,338
Professional Services - 0.51%
ManpowerGroup, Inc.		46,100	3,971,515
TOTAL INDUSTRIALS			76,296,932

INFORMATION TECHNOLOGY - 12.73%
Communications Equipment - 1.53%
Telefonaktiebolaget LM Ericsson - ADR		948,100	11,898,655
Electronic Equipment, Instruments & Components - 2.53%
Corning, Inc.		867,900	19,683,972
IT Services - 1.27%
International Business Machines Corp.		61,600	9,886,800
Software - 5.65%
Microsoft Corp.		479,700	19,502,204
Oracle Corp.		567,300	24,478,995
			43,981,199
Technology Hardware, Storage & Peripherals - 1.75%
Hewlett-Packard Company		436,800	13,610,688
TOTAL INFORMATION TECHNOLOGY			99,061,314

TELECOMMUNICATION SERVICES - 2.96%
Wireless Telecommunication Services - 2.96%
Vodafone Group PLC - ADR		704,654	23,028,093
TOTAL TELECOMMUNICATION SERVICES			23,028,093

UTILITIES - 5.37%
Electric Utilities - 1.30%
PPL Corp.		233,100	7,846,146
The Southern Company		51,000	2,258,280
			10,104,426
Independent Power and Renewable Electricity Producers - 2.42%
Calpine Corp. (a)		564,100	12,900,967
NRG Energy, Inc.		235,600	5,934,764
			18,835,731
Multi-Utilities - 1.65%
Public Service Enterprise Group, Inc.		306,600	12,852,672
TOTAL UTILITIES			41,792,829

Total common stocks (Cost $755,685,416)			768,402,908
Total long-term investments (Cost $755,685,416)			768,402,908

COLLATERAL FOR SECURITIES ON LOAN - 1.30%
Money Market Funds - 1.30%
Invesco Government & Agency Portfolio, 0.01%^		10,125,872	10,125,872
Total collateral for securities on loan (Cost $10,125,872)			10,125,872

		Principal
SHORT-TERM INVESTMENTS - 1.96%		Amount
Time Deposits - 1.96%
JPMorgan Chase & Company, 0.030%, 04/01/2015*		$15,280,296	15,280,296
Total short-term investments (Cost $15,280,296)			15,280,296

Total investments - 102.04% (Cost $781,091,584)			793,809,076

Liabilities in excess of other assets - (2.04)%			(15,905,348)

Net assets - 100.00%			$777,903,728

(a)	- Non-income producing security.
(c)		- All or a portion of this security is on loan. The total market value of securities on loan was $9,871,563.
ADR	- American Depositary Receipt
^	- Rate shown is the 7-day yield as of March 31, 2015.
*	- Invested through a cash management account administered by Brown Brothers Harriman & Company.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 10 sectors, 24 industry groups, 67 industries and 156 sub-industries. Each stock that is classified will have a coding at all four of these levels.

Schedule of Investments - March 31, 2015
Hotchkis & Wiley Mid-Cap Value Fund (Unaudited)

	Shares
COMMON STOCKS - 95.10%	Held	Value
CONSUMER DISCRETIONARY - 16.80%
Auto Components - 4.47%
The Goodyear Tire & Rubber Company	3,873,700	$104,899,796
Lear Corp.	423,000	46,876,860
		151,776,656
Diversified Consumer Services - 0.66%
H&R Block, Inc.	696,700	22,343,169
Household Durables - 1.03%
TRI Pointe Homes, Inc. (a)	2,277,800	35,146,454
Media - 3.75%
The Interpublic Group of Companies, Inc.	1,563,400	34,582,408
News Corp. (a)	3,149,900	50,429,899
Omnicom Group, Inc.	545,200	42,514,696
		127,527,003
Multiline Retail - 1.82%
Kohl's Corp.	788,800	61,723,600
Specialty Retail - 5.07%
Bed Bath & Beyond, Inc. (a)	751,500	57,696,412
Best Buy Company, Inc.	651,300	24,612,627
Office Depot, Inc. (a)	2,904,600	26,722,320
Rent-A-Center, Inc.	930,400	25,530,176
Staples, Inc.	2,310,500	37,626,493
		172,188,028
TOTAL CONSUMER DISCRETIONARY		570,704,910

CONSUMER STAPLES - 3.53%
Food Products - 2.83%
Bunge Ltd.	807,700	66,522,172
Fresh Del Monte Produce, Inc.	762,000	29,649,420
		96,171,592
Personal Products - 0.70%
Herbalife Ltd. (c)	559,400	23,919,944
TOTAL CONSUMER STAPLES		120,091,536

ENERGY - 13.34%
Energy Equipment & Services - 3.14%
Dresser-Rand Group, Inc. (a)	961,100	77,224,385
McDermott International, Inc. (a) (c)	3,697,800	14,199,552
Rowan Companies PLC	867,000	15,354,570
		106,778,507
Oil, Gas & Consumable Fuels - 10.20%
Cairn Energy PLC (a) (b) (f)	29,527,600	68,414,082
Cobalt International Energy, Inc. (a)	12,890,500	121,299,606
Comstock Resources, Inc. (b)	5,817,600	20,768,832
Kosmos Energy Ltd. (a)	7,561,300	59,809,883
Ophir Energy PLC (a) (b) (f)	38,205,300	76,277,757
		346,570,160
TOTAL ENERGY		453,348,667

FINANCIALS - 29.54%
Banks - 14.19%
CIT Group, Inc.	1,076,300	48,562,656
Citizens Financial Group, Inc.	3,977,300	95,972,249
Fifth Third Bancorp	1,271,500	23,967,775
Popular, Inc. (a)	2,526,700	86,893,213
Regions Financial Corp.	10,047,300	94,946,985
SunTrust Banks, Inc.	2,555,000	104,984,950
Zions Bancorporation	987,000	26,649,000
		481,976,828
Consumer Finance - 0.91%
Santander Consumer USA Holdings, Inc.	1,335,100	30,894,214
Diversified Financial Services - 2.17%
PHH Corp. (a) (b)	3,056,600	73,878,022
Insurance - 11.74%
Alleghany Corp. (a)	77,000	37,499,000
Aspen Insurance Holdings Ltd.	369,100	17,432,593
Old Republic International Corp.	2,216,200	33,110,028
Unum Group	2,109,500	71,153,435
White Mountains Insurance Group Ltd.	170,300	116,573,756
Willis Group Holdings PLC	2,558,100	123,249,258
		399,018,070
Real Estate Investment Trusts - 0.53%
The GEO Group, Inc.	408,300	17,859,042
TOTAL FINANCIALS		1,003,626,176

HEALTH CARE - 1.73%
Health Care Providers & Services - 1.73%
Humana, Inc.	94,900	16,894,098
LifePoint Hospitals, Inc. (a)	222,800	16,364,660

WellCare Health Plans, Inc. (a)		278,800	25,499,048
TOTAL HEALTH CARE			58,757,806

INDUSTRIALS - 7.39%
Aerospace & Defense - 1.52%
Embraer SA - ADR		1,019,500	31,349,625
Rockwell Collins, Inc.		211,100	20,381,705
			51,731,330
Building Products - 0.60%
Owens Corning		466,200	20,233,080
Machinery - 2.43%
Allison Transmission Holdings, Inc.		539,500	17,231,630
Navistar International Corp. (a) (c)		1,669,300	49,244,350
Stanley Black & Decker, Inc.		169,800	16,192,128
			82,668,108
Road & Rail - 2.84%
Con-way, Inc.		2,183,300	96,349,029
TOTAL INDUSTRIALS			250,981,547

INFORMATION TECHNOLOGY - 15.13%
Communications Equipment - 3.44%
ARRIS Group, Inc. (a)		4,043,000	116,822,485
Electronic Equipment, Instruments & Components - 5.61%
Avnet, Inc.		2,243,300	99,826,850
CDW Corp.		1,837,600	68,432,224
Ingram Micro, Inc. (a)		891,900	22,404,528
			190,663,602
IT Services - 1.49%
Teradata Corp. (a)		749,200	33,069,688
The Western Union Company		831,300	17,299,353
			50,369,041
Semiconductors & Semiconductor Equipment - 2.47%
Marvell Technology Group Ltd.		2,553,000	37,529,100
ON Semiconductor Corp. (a)		3,837,200	46,468,492
			83,997,592
Software - 2.12%
CA, Inc.		1,158,600	37,781,946
Comverse, Inc. (a)		152,680	3,007,796
Symantec Corp.		1,340,000	31,309,100
			72,098,842
TOTAL INFORMATION TECHNOLOGY			513,951,562

UTILITIES - 7.64%
Electric Utilities - 2.10%
Great Plains Energy, Inc.		2,674,100	71,344,988
Independent Power and Renewable Electricity Producers - 2.48%
Calpine Corp. (a)		1,953,500	44,676,545
NRG Energy, Inc.		1,580,100	39,802,719
			84,479,264
Multi-Utilities - 3.06%
Public Service Enterprise Group, Inc.		2,478,900	103,915,488
TOTAL UTILITIES			259,739,740

Total common stocks (Cost $2,972,683,631)			3,231,201,944
Total long-term investments (Cost $2,972,683,631)			3,231,201,944

COLLATERAL FOR SECURITIES ON LOAN - 1.65%
Money Market Funds - 1.65%
Invesco Government & Agency Portfolio, 0.01%^		56,073,875	56,073,875
Total collateral for securities on loan (Cost $56,073,875)			56,073,875

	Principal
SHORT-TERM INVESTMENTS - 4.93%	Amount
Time Deposits - 4.93%
The Bank of Tokyo-Mitsubishi UFJ, 0.030%, 04/01/2015*		$159,566,369	159,566,369
Brown Brothers Harriman & Company, 0.074%, 04/01/2015*	GBP	11	17
Standard Chartered Bank, 0.030%, 04/01/2015*		$7,788,626	7,788,626
			167,355,012
Total short-term investments (Cost $167,355,012)			167,355,012

Total investments - 101.68% (Cost $3,196,112,518)			3,454,630,831

Liabilities in excess of other assets - (1.68)%			(57,011,262)

Net assets - 100.00%			$3,397,619,569

(a)	- Non-income producing security.
(b)
- Affiliated issuer. An issuer in which the Fund's holdings represent 5% or more of the outstanding voting securities of the issuer is an "affiliated" issuer as defined in the 1940 Act. A schedule of the Fund's investments in securities of affiliated issuers held during the nine months ended March 31, 2015, is set forth below:

		Share Balance At			Share Balance At	Dividend	Value At
	Issuer Name	July 1, 2014	Additions	Reductions	March 31, 2015	Income	March 31, 2015
	Cairn Energy PLC	11,084,600	18,443,000	-	29,527,600	$ -	$68,414,082
	Comstock Resources, Inc.	1,031,600	4,911,900	125,900	5,817,600	799,175	20,768,832
	Ophir Energy PLC	-	38,205,300	-	38,205,300	-	76,277,757
	PHH Corp.	3,128,000	-	71,400	3,056,600	-	73,878,022

(c)	- All or a portion of this security is on loan. The total market value of securities on loan was $54,684,527.
(f)
- Security was fair valued as a result of market movements following the close of local trading using a third-party vendor's proprietary fair value pricing model. The total market value of these securities was $144,691,839, representing 4.26% of net assets.

ADR	- American Depositary Receipt
GBP	- British Pounds
^	- Rate shown is the 7-day yield as of March 31, 2015.
*	- Invested through a cash management account administered by Brown Brothers Harriman & Company.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 10 sectors, 24 industry groups, 67 industries and 156 sub-industries. Each stock that is classified will have a coding at all four of these levels.

Schedule of Investments - March 31, 2015
Hotchkis & Wiley Small Cap Value Fund (Unaudited)

	Shares
COMMON STOCKS - 94.76%	Held	Value
CONSUMER DISCRETIONARY - 8.77%
Hotels, Restaurants & Leisure - 0.76%
Lakes Entertainment, Inc. (a)	98,500	$844,145
Ruby Tuesday, Inc. (a)	1,313,700	7,895,337
		8,739,482
Household Durables - 4.92%
Helen of Troy Ltd. (a)	94,900	7,733,401
M/I Homes, Inc. (a)	717,500	17,105,200
TRI Pointe Homes, Inc. (a)	763,400	11,779,262
William Lyon Homes (a)	784,700	20,260,954
		56,878,817
Specialty Retail - 3.09%
Sonic Automotive, Inc.	1,438,400	35,816,160
TOTAL CONSUMER DISCRETIONARY		101,434,459

ENERGY - 4.73%
Energy Equipment & Services - 1.83%
McDermott International, Inc. (a) (c)	1,378,300	5,292,672
Rowan Companies PLC	892,200	15,800,862
		21,093,534
Oil, Gas & Consumable Fuels - 2.90%
Cairn Energy PLC (a) (f)	3,342,600	7,744,650
Cobalt International Energy, Inc. (a)	1,199,300	11,285,413
Kosmos Energy Ltd. (a)	1,236,300	9,779,133
Rockhopper Exploration PLC (a) (f)	5,203,200	4,775,647
		33,584,843
TOTAL ENERGY		54,678,377

FINANCIALS - 21.83%
Banks - 8.57%
Associated Banc-Corp	482,500	8,974,500
First BanCorp. (a)	966,900	5,994,780
First Horizon National Corp.	2,334,531	33,360,448
First Niagara Financial Group, Inc.	2,088,700	18,464,108
Investors Bancorp, Inc.	276,500	3,240,580
Popular, Inc. (a)	678,800	23,343,932
Synovus Financial Corp.	205,571	5,758,043
		99,136,391
Capital Markets - 0.55%
Oppenheimer Holdings, Inc.	270,900	6,355,314
Diversified Financial Services - 2.19%
PHH Corp. (a)	1,050,700	25,395,419
Insurance - 7.74%
Aspen Insurance Holdings Ltd.	351,000	16,577,730
Employers Holdings, Inc.	118,000	3,184,820
Endurance Specialty Holdings Ltd.	81,800	5,001,252
Global Indemnity PLC (a)	380,036	10,545,999
Horace Mann Educators Corp.	1,400,000	47,880,000
National Western Life Insurance Company	5,800	1,474,940
Symetra Financial Corp.	209,000	4,903,140
		89,567,881
Real Estate Investment Trusts - 2.78%
The GEO Group, Inc.	457,396	20,006,501
Granite Real Estate Investment Trust	347,400	12,148,578
		32,155,079
TOTAL FINANCIALS		252,610,084

HEALTH CARE - 11.22%
Health Care Equipment & Supplies - 1.76%
Invacare Corp.	1,048,200	20,345,562
Health Care Providers & Services - 8.03%
Hanger, Inc. (a)	1,448,700	32,871,003
LifePoint Hospitals, Inc. (a)	304,300	22,350,835
WellCare Health Plans, Inc. (a)	412,300	37,708,958
		92,930,796
Pharmaceuticals - 1.43%
Taro Pharmaceutical Industries Ltd. (a)	117,800	16,613,334
TOTAL HEALTH CARE		129,889,692

INDUSTRIALS - 26.00%
Building Products - 4.40%
Masonite International Corp. (a)	757,000	50,915,820
Commercial Services & Supplies - 1.85%
The Brink's Company	774,200	21,391,146
Construction & Engineering - 2.36%
KBR, Inc.	1,442,800	20,891,744
Tutor Perini Corp. (a)	274,200	6,402,570
		27,294,314
Machinery - 7.26%
CIRCOR International, Inc.	108,500	5,934,950
EnPro Industries, Inc.	345,000	22,752,750
Harsco Corp.	353,300	6,097,958
Meritor, Inc. (a)	2,087,700	26,325,897
Miller Industries, Inc. (b)	934,500	22,895,250
		84,006,805
Marine - 2.76%

Matson, Inc.	756,800	31,906,688
Professional Services - 0.79%
Heidrick & Struggles International, Inc.	121,400	2,984,012
Hudson Global, Inc. (a) (b)	2,266,700	6,188,091
		9,172,103
Road & Rail - 4.23%
Con-way, Inc.	1,109,300	48,953,409
Trading Companies & Distributors - 2.35%
Rush Enterprises, Inc. (a)	993,400	27,179,424
TOTAL INDUSTRIALS		300,819,709

INFORMATION TECHNOLOGY - 7.60%
Communications Equipment - 3.43%
ARRIS Group, Inc. (a)	1,025,200	29,623,154
Extreme Networks, Inc. (a)	3,168,700	10,013,092
		39,636,246
Semiconductors & Semiconductor Equipment - 2.42%
Diodes, Inc. (a)	591,300	16,887,528
ON Semiconductor Corp. (a)	922,400	11,170,264
		28,057,792
Software - 0.79%
Comverse, Inc. (a)	462,510	9,111,447
Technology Hardware, Storage & Peripherals - 0.96%
QLogic Corp. (a)	753,400	11,105,116
TOTAL INFORMATION TECHNOLOGY		87,910,601

MATERIALS - 8.78%
Metals & Mining - 7.22%
Horsehead Holding Corp. (a)	2,295,100	29,055,966
Kaiser Aluminum Corp.	369,700	28,426,233
Noranda Aluminum Holding Corp. (b)	3,586,800	10,652,796
Signature Group Holdings, Inc. (a) (b)	2,518,508	15,463,639
		83,598,634
Paper & Forest Products - 1.56%
Louisiana-Pacific Corp. (a)	1,092,700	18,040,477
TOTAL MATERIALS		101,639,111

UTILITIES - 5.83%
Electric Utilities - 4.44%
Great Plains Energy, Inc.	1,519,200	40,532,256
Portland General Electric Company	239,200	8,871,928
Westar Energy, Inc.	52,300	2,027,148
		51,431,332
Independent Power and Renewable Electricity Producers - 1.39%
NRG Energy, Inc.	638,599	16,086,309
TOTAL UTILITIES		67,517,641

Total common stocks (Cost $962,594,080)		1,096,499,674

INVESTMENT COMPANIES - 1.40%
Exchange Traded Funds - 1.40%
iShares Russell 2000 Value Index Fund (c)	157,100	16,214,291
Total investment companies (Cost $11,977,404)		16,214,291

Total long-term investments (Cost $974,571,484)		1,112,713,965

COLLATERAL FOR SECURITIES ON LOAN - 0.91%
Money Market Funds - 0.91%
Invesco Government & Agency Portfolio, 0.01%^	10,482,278	10,482,278
Total collateral for securities on loan (Cost $10,482,278)		10,482,278

	Principal
SHORT-TERM INVESTMENTS - 3.64%	Amount
Time Deposits - 3.64%
Brown Brothers Harriman & Company, 0.030%, 04/01/2015*	$22,694,171	22,694,171
Wells Fargo & Company, 0.030%, 04/01/2015*	19,469,976	19,469,976
		42,164,147
Total short-term investments (Cost $42,164,147)		42,164,147

Total investments - 100.71% (Cost $1,027,217,909)		1,165,360,390

Liabilities in excess of other assets - (0.71)%		(8,224,763

Net assets - 100.00%		$1,157,135,627

(a)	- Non-income producing security.
(b)
- Affiliated issuer. An issuer in which the Fund's holdings represent 5% or more of the outstanding voting securities of the issuer is an "affiliated" issuer as defined in the 1940 Act. A schedule of the Fund's investments in securities of affiliated issuers held during the nine months ended March 31, 2015, is set forth below:

		Share Balance At			Share Balance At	Dividend	Value At
	Issuer Name	July 1, 2014	Additions	Reductions	March 31, 2015	Income	March 31, 2015
	Hudson Global, Inc.	2,266,700	-	-	2,266,700	$-	$6,188,091
	Miller Industries, Inc.	805,800	128,700	-	934,500	415,215	22,895,250
	Noranda Aluminum Holding Corp.	2,739,100	847,700	-	3,586,800	90,411	10,652,796
	Signature Group Holdings, Inc.	-	2,518,508	-	2,518,508	-	15,463,639

(c)	- All or a portion of this security is on loan. The total market value of securities on loan was $10,218,541.
(f)
- Security was fair valued as a result of market movements following the close of local trading using a third-party vendor's proprietary fair value pricing model. The total market value of these securities was $12,520,297, representing 1.08% of net assets.

^	- Rate shown is the 7-day yield as of March 31, 2015.
*	- Invested through a cash management account administered by Brown Brothers Harriman & Company.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 10 sectors, 24 industry groups, 67 industries and 156 sub-industries. Each stock that is classified will have a coding at all four of these levels.

Schedule of Investments - March 31, 2015
Hotchkis & Wiley Small Cap Diversified Value Fund (Unaudited)

	Shares
COMMON STOCKS - 97.82%	Held	Value
CONSUMER DISCRETIONARY - 14.48%
Auto Components - 2.36%
American Axle & Manufacturing Holdings, Inc. (a)	1,857	$47,966
Cooper-Standard Holdings, Inc. (a)	564	33,389
Federal-Mogul Holdings Corp. (a)	1,215	16,172
Modine Manufacturing Company (a)	3,543	47,724
Remy International, Inc.	2,719	60,389
Shiloh Industries, Inc. (a)	3,330	46,753
Standard Motor Products, Inc.	775	32,752
Strattec Security Corp.	446	32,933
Tower International, Inc. (a)	1,839	48,917
		366,995
Diversified Consumer Services - 1.32%
American Public Education, Inc. (a)	2,019	60,530
Bridgepoint Education, Inc. (a)	3,219	31,063
Capella Education Company	239	15,506
DeVry Education Group, Inc.	441	14,712
ITT Educational Services, Inc. (a)	8,310	56,425
Weight Watchers International, Inc. (a)	3,887	27,170
		205,406
Hotels, Restaurants & Leisure - 0.90%
Century Casinos, Inc. (a)	5,761	31,397
Lakes Entertainment, Inc. (a)	7,281	62,399
Speedway Motorsports, Inc.	1,399	31,827
Tropicana Entertainment, Inc. (a)	975	15,132
		140,755
Household Durables - 2.74%
Blyth, Inc. (a)	2,122	16,106
CSS Industries, Inc.	1,071	32,291
Ethan Allen Interiors, Inc.	569	15,727
Hooker Furniture Corp.	2,487	47,377
LGI Homes, Inc. (a)	3,067	51,096
Libbey, Inc.	206	8,221
Lifetime Brands, Inc.	3,261	49,828
M/I Homes, Inc. (a)	2,047	48,800
Skullcandy, Inc. (a)	2,862	32,341
Taylor Morrison Home Corp. (a)	2,365	49,310
William Lyon Homes (a)	2,018	52,106
ZAGG, Inc. (a)	2,617	22,689
		425,892
Internet & Catalog Retail - 0.42%
PetMed Express, Inc.	3,982	65,783
Leisure Products - 1.04%
Arctic Cat, Inc.	1,674	60,800
Johnson Outdoors, Inc.	1,555	51,486
Malibu Boats, Inc. (a)	2,100	49,035
		161,321
Media - 1.13%
Entercom Communications Corp. (a)	2,661	32,331
Meredith Corp.	281	15,671
The New York Times Company	2,311	31,799
Saga Communications, Inc.	1,113	49,574
Time, Inc.	2,068	46,406
		175,781
Specialty Retail - 2.80%
Aaron's, Inc.	2,236	63,301
America's Car-Mart, Inc. (a)	280	15,190
Big 5 Sporting Goods Corp.	1,160	15,393
The Buckle, Inc.	307	15,685
Express, Inc. (a)	940	15,538
The Finish Line, Inc.	1,303	31,950
Francesca's Holdings Corp. (a)	2,946	52,439
Office Depot, Inc. (a)	5,054	46,497
Outerwall, Inc.	703	46,482
Rent-A-Center, Inc.	560	15,366
Sears Hometown and Outlet Stores, Inc. (a)	7,306	56,402
Select Comfort Corp. (a)	921	31,747
Tilly's, Inc. (a)	943	14,758
Zumiez, Inc. (a)	393	15,818
		436,566
Textiles, Apparel & Luxury Goods - 1.77%
Culp, Inc.	1,185	31,699
Iconix Brand Group, Inc. (a)	921	31,010
Movado Group, Inc.	1,911	54,502
Rocky Brands, Inc.	2,964	64,021

Steven Madden Ltd. (a)	1,244	47,272
Vera Bradley, Inc. (a)	2,950	47,879
		276,383
TOTAL CONSUMER DISCRETIONARY		2,254,882

CONSUMER STAPLES - 2.95%
Food & Staples Retailing - 0.20%
Weis Markets, Inc.	616	30,652
Food Products - 0.62%
John B Sanfilippo & Son, Inc.	417	17,973
Omega Protein Corp. (a)	4,692	64,233
Sanderson Farms, Inc.	189	15,054
		97,260
Personal Products - 1.71%
Lifevantage Corp. (a)	76,494	60,430
Nature's Sunshine Products, Inc.	3,613	47,403
Nu Skin Enterprises, Inc.	1,036	62,378
Nutraceutical International Corp. (a)	2,458	48,423
USANA Health Sciences, Inc. (a)	429	47,670
		266,304
Tobacco - 0.42%
Universal Corp.	1,370	64,609
TOTAL CONSUMER STAPLES		458,825

ENERGY - 6.12%
Energy Equipment & Services - 2.17%
Atwood Oceanics, Inc.	1,084	30,471
CARBO Ceramics, Inc.	1,467	44,758
Dawson Geophysical Company (a)	3,489	14,898
Geospace Technologies Corp. (a)	2,745	45,320
Gulf Island Fabrication, Inc.	1,031	15,321
Hornbeck Offshore Services, Inc. (a)	816	15,349
Matrix Service Company (a)	2,531	44,444
Oil States International, Inc. (a)	1,204	47,883
Tesco Corp.	4,108	46,708
Unit Corp. (a)	1,148	32,121
		337,273
Oil, Gas & Consumable Fuels - 3.95%
Alliance Resource Partners LP	1,405	46,969
Alon USA Energy, Inc.	2,083	34,515
Alon USA Partners LP	1,618	29,593
Cloud Peak Energy, Inc. (a)	10,221	59,487
Contango Oil & Gas Company (a)	2,176	47,872
Delek US Holdings, Inc.	1,253	49,807
Global Partners LP	836	29,093
Natural Resource Partners LP	4,346	29,466
Northern Tier Energy LP	1,228	31,118
Oasis Petroleum, Inc. (a)	3,358	47,751
PrimeEnergy Corp. (a)	915	48,513
Stone Energy Corp. (a)	3,346	49,119
VAALCO Energy, Inc. (a)	20,221	49,541
Western Refining, Inc.	1,273	62,874
		615,718
TOTAL ENERGY		952,991

FINANCIALS - 28.21%
Banks - 14.39%
1st Source Corp.	492	15,808
Access National Corp.	851	15,948
American National Bankshares, Inc.	2,071	46,763
Ames National Corp.	635	15,780
Associated Banc-Corp	3,410	63,426
The Bancorp, Inc. (a)	6,776	61,187
Bank of Hawaii Corp.	522	31,952
Bank of Marin Bancorp	618	31,456
Bank of the Ozarks, Inc.	847	31,280
Bar Harbor Bankshares	484	15,754
BBCN Bancorp, Inc.	3,342	48,359
Bridge Bancorp, Inc.	630	16,273
C&F Financial Corp.	1,852	64,727
Camden National Corp.	1,637	65,218
Cathay General Bancorp	1,148	32,661
Central Valley Community Bancorp	4,056	43,480
Chemical Financial Corp.	1,021	32,019
City Holding Company	333	15,661
First Bancorp	2,737	48,062
First Bancorp, Inc.	1,887	32,928
First BanCorp. (a)	10,093	62,577
First Citizens BancShares, Inc.	182	47,264
First Community Bancshares, Inc.	902	15,812
First Financial Bancorp	899	16,011

First Financial Corp.	1,338	48,021
First Horizon National Corp.	4,409	63,005
First Niagara Financial Group, Inc.	7,153	63,233
Flushing Financial Corp.	1,545	31,008
Fulton Financial Corp.	2,558	31,566
Great Southern Bancorp, Inc.	403	15,874
Hanmi Financial Corp.	1,522	32,190
Heartland Financial USA, Inc.	473	15,434
Heritage Financial Corp.	968	16,456
HomeTrust Bancshares, Inc. (a)	1,972	31,493
International Bancshares Corp.	2,498	65,023
LCNB Corp.	2,096	32,069
Merchants Bancshares, Inc.	1,122	32,729
Northrim BanCorp, Inc.	2,673	65,594
Old Second Bancorp, Inc. (a)	2,892	16,542
Orrstown Financial Services, Inc. (a)	3,688	63,065
Pacific Continental Corp.	2,403	31,768
Peapack-Gladstone Financial Corp.	2,943	63,569
Peoples Bancorp, Inc.	685	16,193
Popular, Inc. (a)	1,860	63,965
Premier Financial Bancorp, Inc.	3,144	47,883
QCR Holdings, Inc.	894	16,038
Republic Bancorp, Inc.	2,601	64,323
Sandy Spring Bancorp, Inc.	1,197	31,397
Shore Bancshares, Inc. (a)	6,783	62,268
Sierra Bancorp	2,892	48,296
Suffolk Bancorp	2,701	64,176
TowneBank	2,913	46,841
TriCo Bancshares	1,969	47,512
Trustmark Corp.	1,962	47,637
Valley National Bancorp	3,335	31,482
Webster Financial Corp.	1,305	48,350
Wilshire Bancorp, Inc.	1,575	15,703
		2,241,109
Capital Markets - 0.50%
Arlington Asset Investment Corp.	624	15,013
Oppenheimer Holdings, Inc.	2,651	62,193
		77,206
Consumer Finance - 0.30%
The JG Wentworth Company (a)	4,514	46,900
Diversified Financial Services - 0.30%
PHH Corp. (a)	1,960	47,373
Insurance - 4.97%
Ambac Financial Group, Inc. (a)	1,819	44,020
CNO Financial Group, Inc.	3,660	63,025
Crawford & Company	4,172	31,499
Employers Holdings, Inc.	2,414	65,154
Hallmark Financial Services, Inc. (a)	3,070	32,542
The Hanover Insurance Group, Inc.	656	47,612
Horace Mann Educators Corp.	1,868	63,886
Kansas City Life Insurance Company	346	15,892
Kemper Corp.	1,199	46,713
MBIA, Inc. (a)	1,690	15,717
Meadowbrook Insurance Group, Inc.	7,443	63,266
National Western Life Insurance Company	252	64,084
The Navigators Group, Inc. (a)	202	15,724
The Phoenix Companies, Inc. (a)	284	14,197
Selective Insurance Group, Inc.	1,059	30,764
StanCorp Financial Group, Inc.	232	15,915
State Auto Financial Corp.	2,005	48,701
Stewart Information Services Corp.	1,146	46,573
Symetra Financial Corp.	2,046	47,999
		773,283
Real Estate Investment Trusts - 2.09%
Arbor Realty Trust, Inc.	4,532	31,633
Ares Commercial Real Estate Corp.	2,749	30,376
BRT Realty Trust (a)	4,440	31,702
Cherry Hill Mortgage Investment Corp.	1,725	30,412
Five Oaks Investment Corp.	4,458	47,478
The GEO Group, Inc.	1,425	62,330
Parkway Properties, Inc.	3,527	61,193
Resource Capital Corp.	3,335	15,141
ZAIS Financial Corp.	872	15,556
		325,821
Thrifts & Mortgage Finance - 5.66%
Astoria Financial Corp.	3,694	47,837
Brookline Bancorp, Inc.	3,190	32,060
Cape Bancorp, Inc.	3,289	31,443
Charter Financial Corp.	1,314	15,111
Clifton Bancorp, Inc.	1,139	16,071
Dime Community Bancshares, Inc.	2,952	47,527

ESSA Bancorp, Inc.	3,711	47,575
Flagstar Bancorp, Inc. (a)	3,259	47,288
Hingham Institution for Savings	493	48,807
Home Bancorp, Inc.	2,231	47,453
HomeStreet, Inc. (a)	3,527	64,615
Meta Financial Group, Inc.	815	32,380
New Hampshire Thrift Bancshares, Inc.	1,047	16,333
OceanFirst Financial Corp.	2,762	47,700
Oritani Financial Corp.	2,195	31,937
Provident Financial Holdings, Inc.	3,953	63,208
Prudential Bancorp, Inc.	1,264	16,028
Territorial Bancorp, Inc.	2,780	66,054
TrustCo Bank Corp.	4,624	31,813
Washington Federal, Inc.	2,898	63,191
Waterstone Financial, Inc.	1,222	15,690
Westfield Financial, Inc.	6,554	50,662
		880,783
TOTAL FINANCIALS		4,392,475

HEALTH CARE - 2.68%
Biotechnology - 0.10%
Myriad Genetics, Inc. (a)	432	15,293
Health Care Equipment & Supplies - 0.46%
Halyard Health, Inc. (a)	138	6,790
Meridian Bioscience, Inc.	1,627	31,043
PhotoMedex, Inc. (a)	17,067	34,304
		72,137
Health Care Providers & Services - 2.12%
Almost Family, Inc. (a)	816	36,483
The Ensign Group, Inc.	338	15,839
Hanger, Inc. (a)	1,195	27,115
IPC Healthcare, Inc. (a)	682	31,808
LHC Group, Inc. (a)	976	32,237
LifePoint Hospitals, Inc. (a)	412	30,261
Molina Healthcare, Inc. (a)	483	32,501
National HealthCare Corp.	485	30,899
Select Medical Holdings Corp.	2,078	30,817
WellCare Health Plans, Inc. (a)	678	62,011
		329,971
TOTAL HEALTH CARE		417,401

INDUSTRIALS - 15.82%
Aerospace & Defense - 0.89%
Engility Holdings, Inc. (a)	922	27,697
Erickson, Inc. (a)	3,739	16,152
LMI Aerospace, Inc. (a)	2,577	31,465
National Presto Industries, Inc.	1,002	63,517
		138,831
Air Freight & Logistics - 0.40%
Forward Air Corp.	279	15,150
Hub Group, Inc. (a)	776	30,489
Park-Ohio Holdings Corp.	302	15,906
		61,545
Building Products - 0.15%
American Woodmark Corp. (a)	136	7,443
Universal Forest Products, Inc.	300	16,644
		24,087
Commercial Services & Supplies - 2.85%
The Brink's Company	1,137	31,415
Courier Corp.	2,601	63,672
Deluxe Corp.	467	32,354
Ennis, Inc.	3,370	47,584
Knoll, Inc.	1,405	32,919
Matthews International Corp.	616	31,730
NL Industries, Inc. (a)	8,432	65,349
Performant Financial Corp. (a)	17,588	59,799
Steelcase, Inc.	790	14,963
Team, Inc. (a)	404	15,748
United Stationers, Inc.	784	32,136
West Corp.	479	16,157
		443,826
Construction & Engineering - 1.53%
Aegion Corp. (a)	2,598	46,894
Argan, Inc.	1,401	50,674
Comfort Systems USA, Inc.	797	16,769
KBR, Inc.	4,404	63,770
Primoris Services Corp.	3,512	60,371
		238,478
Electrical Equipment - 0.38%
Preformed Line Products Company	1,391	58,603
Machinery - 6.18%

Alamo Group, Inc.	777	49,052
Altra Industrial Motion Corp.	586	16,197
Columbus McKinnon Corp.	2,440	65,733
Commercial Vehicle Group, Inc. (a)	7,213	46,452
The Eastern Company	3,206	64,312
Global Brass & Copper Holdings, Inc.	2,995	46,273
Hardinge, Inc.	5,609	65,064
Hillenbrand, Inc.	518	15,991
Hurco Companies, Inc.	1,938	63,818
Hyster-Yale Materials Handling, Inc.	652	47,785
Kadant, Inc.	624	32,829
LB Foster Company	683	32,429
Manitex International, Inc. (a)	6,620	64,413
Meritor, Inc. (a)	5,110	64,437
Miller Industries, Inc.	2,637	64,607
Mueller Industries, Inc.	887	32,047
Supreme Industries, Inc.	3,963	31,030
Titan International, Inc.	3,439	32,189
TriMas Corp. (a)	1,073	33,038
Twin Disc, Inc.	1,732	30,604
Wabash National Corp. (a)	4,575	64,508
		962,808
Marine - 0.21%
Matson, Inc.	759	31,999
Professional Services - 2.54%
Barrett Business Services, Inc.	1,478	63,318
CDI Corp.	1,138	15,989
FTI Consulting, Inc. (a)	422	15,808
Heidrick & Struggles International, Inc.	2,581	63,441
Insperity, Inc.	378	19,766
Kelly Services, Inc.	1,795	31,305
Korn/Ferry International	977	32,114
Navigant Consulting, Inc. (a)	3,470	44,971
Resources Connection, Inc.	2,708	47,390
RPX Corp. (a)	4,278	61,560
		395,662
Road & Rail - 0.39%
Con-way, Inc.	1,390	61,341
Transportation Infrastructure - 0.30%
Wesco Aircraft Holdings, Inc. (a)	3,035	46,496
TOTAL INDUSTRIALS		2,463,676

INFORMATION TECHNOLOGY - 15.05%
Communications Equipment - 1.69%
Black Box Corp.	2,937	61,471
Comtech Telecommunications Corp.	1,089	31,527
Digi International, Inc. (a)	6,116	61,038
NETGEAR, Inc. (a)	1,945	63,951
Plantronics, Inc.	577	30,552
Ubiquiti Networks, Inc.	511	15,100
		263,639
Electronic Equipment, Instruments & Components - 4.13%
Anixter International, Inc. (a)	409	31,137
AVX Corp.	2,134	30,452
Benchmark Electronics, Inc. (a)	2,550	61,277
Electro Rent Corp.	6,170	69,967
II-VI, Inc. (a)	2,599	47,978
Insight Enterprises, Inc. (a)	2,228	63,543
MTS Systems Corp.	207	15,660
PC Connection, Inc.	1,215	31,699
Plexus Corp. (a)	748	30,496
Rofin-Sinar Technologies, Inc. (a)	1,301	31,523
ScanSource, Inc. (a)	1,186	48,211
SYNNEX Corp.	200	15,450
Tech Data Corp. (a)	806	46,563
TTM Technologies, Inc. (a)	739	6,658
Vishay Intertechnology, Inc.	4,584	63,351
Vishay Precision Group, Inc. (a)	3,098	49,351
		643,316
Internet Software & Services - 1.48%
Blucora, Inc. (a)	4,412	60,268
Dice Holdings, Inc. (a)	5,267	46,982
j2 Global, Inc.	227	14,909
Liquidity Services, Inc. (a)	6,393	63,162
RetailMeNot, Inc. (a)	869	15,651
Travelzoo, Inc. (a)	3,079	29,682
		230,654
IT Services - 3.02%
Booz Allen Hamilton Holding Corp.	212	6,135
CACI International, Inc. (a)	356	32,012
Computer Task Group, Inc.	8,432	61,638

CSG Systems International, Inc.	2,077	63,120
Datalink Corp. (a)	3,922	47,221
Global Cash Access Holdings, Inc. (a)	8,331	63,483
Higher One Holdings, Inc. (a)	24,096	58,312
ManTech International Corp.	459	15,578
MoneyGram International, Inc. (a)	7,110	61,430
Science Applications International Corp.	286	14,686
Sykes Enterprises, Inc. (a)	649	16,128
Unisys Corp. (a)	1,310	30,405
		470,148
Semiconductors & Semiconductor Equipment - 2.08%
Audience, Inc. (a)	3,917	17,783
Cirrus Logic, Inc. (a)	1,884	62,662
OmniVision Technologies, Inc. (a)	1,801	47,492
Photronics, Inc. (a)	7,191	61,124
Synaptics, Inc. (a)	744	60,491
Ultra Clean Holdings, Inc. (a)	2,029	14,507
Xcerra Corp. (a)	6,755	60,052
		324,111
Software - 1.48%
Comverse, Inc. (a)	3,120	61,464
Ebix, Inc.	940	28,557
ePlus, Inc. (a)	713	61,981
Mentor Graphics Corp.	652	15,668
Take-Two Interactive Software, Inc. (a)	2,441	62,136
		229,806
Technology Hardware, Storage & Peripherals - 1.17%
Cray, Inc. (a)	1,036	29,091
Lexmark International, Inc.	1,143	48,395
QLogic Corp. (a)	4,239	62,482
Super Micro Computer, Inc. (a)	1,291	42,874
		182,842
TOTAL INFORMATION TECHNOLOGY		2,344,516

MATERIALS - 7.68%
Chemicals - 4.91%
American Vanguard Corp.	6,044	64,187
Axiall Corp.	1,429	67,076
Chase Corp.	1,485	64,939
Core Molding Technologies, Inc. (a)	3,037	52,085
CVR Partners LP	4,781	62,870
FutureFuel Corp.	5,023	51,586
Hawkins, Inc.	409	15,538
Innospec, Inc.	1,413	65,549
Koppers Holdings, Inc.	1,547	30,445
LSB Industries, Inc. (a)	1,508	62,326
OCI Partners LP	2,743	44,327
Olin Corp.	1,688	54,084
OMNOVA Solutions, Inc. (a)	3,735	31,860
Rentech Nitrogen Partners LP	2,082	31,355
Stepan Company	1,578	65,739
		763,966
Containers & Packaging - 0.42%
UFP Technologies, Inc. (a)	2,885	65,720
Metals & Mining - 1.42%
Ampco-Pittsburgh Corp.	3,729	65,108
Handy & Harman Ltd. (a)	381	15,644
Kaiser Aluminum Corp.	831	63,896
Noranda Aluminum Holding Corp.	20,448	60,731
SunCoke Energy Partners LP	725	15,435
		220,814
Paper & Forest Products - 0.93%
KapStone Paper and Packaging Corp.	481	15,796
Neenah Paper, Inc.	253	15,823
PH Glatfelter Company	1,806	49,719
Schweitzer-Mauduit International, Inc.	1,384	63,830
		145,168
TOTAL MATERIALS		1,195,668

TELECOMMUNICATION SERVICES - 0.20%
Diversified Telecommunication Services - 0.20%
IDT Corp.	921	16,348
Inteliquent, Inc.	965	15,189
TOTAL TELECOMMUNICATION SERVICES		31,537

UTILITIES - 4.63%
Electric Utilities - 2.25%
ALLETE, Inc.	892	47,062
El Paso Electric Company	1,250	48,300
The Empire District Electric Company	1,876	46,562
IDACORP, Inc.	507	31,875

Otter Tail Corp.	490	15,763
PNM Resources, Inc.	2,216	64,708
Portland General Electric Company	1,288	47,772
UIL Holdings Corp.	637	32,755
Unitil Corp.	456	15,855
		350,652
Gas Utilities - 1.97%
Gas Natural, Inc.	6,478	64,521
The Laclede Group, Inc.	924	47,327
Northwest Natural Gas Company	665	31,887
ONE Gas, Inc.	1,491	64,456
Southwest Gas Corp.	275	15,997
Star Gas Partners LP	9,001	66,607
WGL Holdings, Inc.	286	16,130
		306,925
Multi-Utilities - 0.41%
Avista Corp.	1,398	47,784
NorthWestern Corp.	290	15,599
		63,383
TOTAL UTILITIES		720,960

Total common stocks (Cost $15,260,858)		15,232,931

INVESTMENT COMPANIES - 1.32%
Business Development Companies - 1.32%
BlackRock Capital Investment Corp.	1,724	15,619
Fifth Street Finance Corp.	2,204	16,089
Gladstone Investment Corp.	4,290	31,746
MVC Capital, Inc.	6,634	62,891
OFS Capital Corp.	2,632	32,242
WhiteHorse Finance, Inc.	3,755	46,637
Total investment companies (Cost $208,933)		205,224

Total long-term investments (Cost $15,469,791)		15,438,155
	Principal
SHORT-TERM INVESTMENTS - 0.88%	Amount
Time Deposits - 0.88%
Banco Santander SA, 0.030%, 04/01/2015*	$136,984	136,984
Total short-term investments (Cost $136,984)		136,984

Total investments - 100.02% (Cost $15,606,775)		15,575,139

Liabilities in excess of other assets - (0.02)%		(3,396)

Net assets - 100.00%		$15,571,743

(a)	- Non-income producing security.
*	- Invested through a cash management account administered by Brown Brothers Harriman & Company.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 10 sectors, 24 industry groups, 67 industries and 156 sub-industries. Each stock that is classified will have a coding at all four of these levels.

Schedule of Investments - March 31, 2015
Hotchkis & Wiley Global Value Fund (Unaudited)

	Shares
COMMON STOCKS - 97.49%	Held	Value
CONSUMER DISCRETIONARY - 9.09%
Auto Components - 0.50%
Cie Generale des Etablissements Michelin (f)	306	$30,430
Automobiles - 5.38%
Bayerische Motoren Werke AG (f)	1,114	102,895
General Motors Company	864	32,400
Honda Motor Company Ltd. (f)	4,000	130,572
Renault SA (f)	649	58,948
		324,815
Distributors - 1.08%
D'Ieteren SA	1,858	65,169
Multiline Retail - 1.08%
Target Corp.	792	64,999
Specialty Retail - 1.05%
Kingfisher PLC (f)	11,280	63,642
TOTAL CONSUMER DISCRETIONARY		549,055

CONSUMER STAPLES - 4.56%
Beverages - 1.51%
Heineken Holding NV (f)	903	62,139
Stock Spirits Group PLC (f)	9,459	28,914
		91,053
Food & Staples Retailing - 3.05%
Tesco PLC (f)	36,412	129,974
Wal-Mart Stores, Inc.	660	54,285
		184,259
TOTAL CONSUMER STAPLES		275,312

ENERGY - 6.40%
Oil, Gas & Consumable Fuels - 6.40%
Cairn Energy PLC (a) (f)	25,372	58,786
Cobalt International Energy, Inc. (a)	8,770	82,526
MPI (f)	8,152	29,297
Ophir Energy PLC (a) (f)	61,397	122,580
Rockhopper Exploration PLC (a) (f)	101,511	93,170
TOTAL ENERGY		386,359

FINANCIALS - 28.22%
Banks - 16.53%
Bank of America Corp.	12,716	195,699
Barclays PLC (f)	24,287	87,664
Citigroup, Inc.	3,482	179,392
Citizens Financial Group, Inc.	6,167	148,810
ING Groep NV (a) (f)	3,090	45,262
JPMorgan Chase & Company	2,577	156,115
Popular, Inc. (a)	2,790	95,948
Societe Generale SA (f)	1,851	89,370
		998,260
Capital Markets - 0.75%
Credit Suisse Group AG (f)	1,695	45,602
Insurance - 10.94%
American International Group, Inc.	5,540	303,537
RSA Insurance Group PLC (f)	23,628	147,273
White Mountains Insurance Group Ltd.	68	46,548
Willis Group Holdings PLC	3,389	163,282
		660,640
TOTAL FINANCIALS		1,704,502

HEALTH CARE - 11.80%
Health Care Equipment & Supplies - 1.83%
Medtronic PLC	1,414	110,278
Health Care Providers & Services - 2.67%
Anthem, Inc.	202	31,191
Humana, Inc.	380	67,648
UnitedHealth Group, Inc.	525	62,102
		160,941
Pharmaceuticals - 7.30%
GlaxoSmithKline PLC - ADR	3,905	180,216
KYORIN Holdings, Inc. (f)	3,000	71,719

Sanofi (f)		1,262	124,633
Taro Pharmaceutical Industries Ltd. (a)		458	64,592
			441,160
TOTAL HEALTH CARE			712,379

INDUSTRIALS - 18.92%
Aerospace & Defense - 4.14%
BAE Systems PLC (f)		24,563	190,352
Embraer SA - ADR		1,938	59,593
			249,945
Air Freight & Logistics - 3.07%
Royal Mail PLC (f)		28,631	185,706
Building Products - 2.33%
Masonite International Corp. (a)		2,095	140,910
Construction & Engineering - 1.02%
Bouygues SA (f)		1,576	61,867
Machinery - 7.37%
CNH Industrial NV		9,493	77,463
Cummins, Inc.		772	107,030
Danieli & C Officine Meccaniche SpA (f)		11,818	196,525
KSB AG (f)		135	63,880
			444,898
Road & Rail - 0.99%
Con-way, Inc.		1,350	59,575
TOTAL INDUSTRIALS			1,142,901

INFORMATION TECHNOLOGY - 11.26%
Communications Equipment - 1.48%
Telefonaktiebolaget LM Ericsson - ADR		7,140	89,607
Electronic Equipment, Instruments & Components - 4.32%
Corning, Inc.		5,905	133,925
Nippon Electric Glass Company Ltd. (f)		26,000	127,067
			260,992
Software - 4.17%
Microsoft Corp.		2,873	116,802
Oracle Corp.		3,135	135,275
			252,077
Technology Hardware, Storage & Peripherals - 1.29%
Hewlett-Packard Company		2,490	77,589
TOTAL INFORMATION TECHNOLOGY			680,265

TELECOMMUNICATION SERVICES - 3.19%
Wireless Telecommunication Services - 3.19%
Mobistar SA (a)		1,952	42,418
Vodafone Group PLC - ADR		4,591	150,034
TOTAL TELECOMMUNICATION SERVICES			192,452

UTILITIES - 4.05%
Independent Power and Renewable Electricity Producers - 2.51%
Calpine Corp. (a)		4,447	101,703
NRG Energy, Inc.		1,981	49,901
			151,604
Multi-Utilities - 1.54%
Public Service Enterprise Group, Inc.		2,223	93,188
TOTAL UTILITIES			244,792

Total common stocks (Cost $5,691,822)			5,888,017
Total long-term investments (Cost $5,691,822)			5,888,017
	Principal
SHORT-TERM INVESTMENTS - 2.23%	Amount
Time Deposits - 2.23%
Brown Brothers Harriman & Company, 0.005%, 04/01/2015*	JPY	71,136	593
JPMorgan Chase & Company, 0.030%, 04/01/2015*		$134,209	134,209
			134,802
Total short-term investments (Cost $134,801)			134,802

Total investments - 99.72% (Cost $5,826,623)			6,022,819

Other assets in excess of liabilities - 0.28%			17,103

Net assets - 100.00%			$6,039,922

(a)	- Non-income producing security.
(f)	- Security was fair valued as a result of market movements following the close of local trading using a third-party vendor's proprietary fair valuepricing model.
The total market value of these securities was $2,348,267, representing 38.88% of net assets.

ADR	- American Depositary Receipt
JPY	- Japanese Yen
*	- Invested through a cash management account administered by Brown Brothers Harriman & Company.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 10 sectors, 24 industry groups, 67 industries and 156 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Schedule of Investments - March 31, 2015
Hotchkis & Wiley Value Opportunities Fund (Unaudited)

	Shares
COMMON STOCKS - 89.72%	Held	Value
CONSUMER DISCRETIONARY - 8.48%
Automobiles - 2.98%
Honda Motor Company Ltd. (c) (f)	152,000	$4,961,727
Motors Liquidation Company GUC Trust	730,600	12,478,648
		17,440,375
Hotels, Restaurants & Leisure - 0.07%
Lakes Entertainment, Inc. (a)	49,900	427,643
Household Durables - 2.28%
TRI Pointe Homes, Inc. (a)	863,700	13,326,891
Media - 2.42%
Time Warner Cable, Inc.	94,700	14,193,636
Specialty Retail - 0.73%
Sonic Automotive, Inc.	171,800	4,277,820
TOTAL CONSUMER DISCRETIONARY		49,666,365
CONSUMER STAPLES - 0.94%
Food Products - 0.94%
Thorntons PLC (a) (b) (c)	5,247,500	5,526,716
TOTAL CONSUMER STAPLES		5,526,716
ENERGY - 10.27%
Energy Equipment & Services - 7.02%
Dresser-Rand Group, Inc. (a) (c)	495,100	39,781,285
Rowan Companies PLC	77,100	1,365,441
		41,146,726
Oil, Gas & Consumable Fuels - 3.25%
Cairn Energy PLC (a) (c) (f)	1,110,900	2,573,904
Cobalt International Energy, Inc. (a)	971,300	9,139,933
Ophir Energy PLC (a) (f)	1,326,100	2,647,589
Rockhopper Exploration PLC (a) (c) (f)	1,919,100	1,761,405
Royal Dutch Shell PLC - ADR	48,800	2,910,920
		19,033,751
TOTAL ENERGY		60,180,477
FINANCIALS - 29.46%
Banks - 16.11%
Bank of America Corp. (c)	1,900,700	29,251,773
Citigroup, Inc. (c)	572,900	29,515,808
Citizens Financial Group, Inc.	239,000	5,767,070
JPMorgan Chase & Company (c)	492,200	29,817,476
		94,352,127
Insurance - 13.35%
American International Group, Inc. (c)	1,010,100	55,343,379
Direct Line Insurance Group PLC (f)	32,200	151,951
Global Indemnity PLC (a)	114,800	3,185,700
RSA Insurance Group PLC (c) (f)	3,135,300	19,542,324
		78,223,354
TOTAL FINANCIALS		172,575,481
HEALTH CARE - 8.24%
Health Care Equipment & Supplies - 0.82%
Medtronic PLC	61,574	4,802,156
Health Care Providers & Services - 3.70%
Express Scripts Holding Company (a)	82,500	7,158,525
Hanger, Inc. (a)	638,900	14,496,641
		21,655,166
Pharmaceuticals - 3.72%
GlaxoSmithKline PLC - ADR	181,700	8,385,455
Sanofi - ADR	247,600	12,241,344
Taro Pharmaceutical Industries Ltd. (a)	8,500	1,198,755
		21,825,554
TOTAL HEALTH CARE		48,282,876
INDUSTRIALS - 17.93%
Air Freight & Logistics - 2.18%
Royal Mail PLC (c) (f)	1,968,600	12,768,672
Building Products - 3.51%
Masonite International Corp. (a) (c)	305,855	20,571,807
Construction & Engineering - 0.60%
KBR, Inc.	241,300	3,494,024
Machinery - 7.07%
Danieli & C Officine Meccaniche SpA (c) (f)	1,492,300	24,815,894
KSB AG (c) (f)	22,873	10,823,233
Meritor, Inc. (a)	457,400	5,767,814
		41,406,941
Professional Services - 0.22%
Hudson Global, Inc. (a)	481,700	1,315,041
Road & Rail - 2.93%
Con-way, Inc. (c)	389,700	17,197,461
Trading Companies & Distributors - 1.42%
Rush Enterprises, Inc. (a)	303,800	8,311,968
TOTAL INDUSTRIALS		105,065,914
INFORMATION TECHNOLOGY - 10.49%
Electronic Equipment, Instruments & Components - 4.03%
Corning, Inc.	247,500	5,613,300
Nippon Electric Glass Company Ltd. (f)	3,682,300	17,996,055
		23,609,355
IT Services - 1.01%

International Business Machines Corp.		36,800	5,906,400
Software - 4.96%
Microsoft Corp.		316,500	12,867,308
Oracle Corp.		374,900	16,176,935
			29,044,243
Technology Hardware, Storage & Peripherals - 0.49%
Hewlett-Packard Company		93,200	2,904,112
TOTAL INFORMATION TECHNOLOGY			61,464,110
MATERIALS - 1.78%
Metals & Mining - 1.78%
Horsehead Holding Corp. (a)		569,400	7,208,604
Noranda Aluminum Holding Corp.		956,500	2,840,805
Signature Group Holdings, Inc. (a)		65,082	399,604
TOTAL MATERIALS			10,449,013
UTILITIES - 2.13%
Electric Utilities - 0.50%
Great Plains Energy, Inc.		110,600	2,950,808
Independent Power and Renewable Electricity Producers - 1.63%
Calpine Corp. (a)		416,400	9,523,068
TOTAL UTILITIES			12,473,876
Total common stocks (Cost $516,495,977)			525,684,828

INVESTMENT COMPANIES - 0.17%
Closed-End Funds - 0.17%
Boulder Growth & Income Fund, Inc.		118,293	1,013,769
Total investment companies (Cost $649,329)			1,013,769

PREFERRED STOCKS - 0.20%
FINANCIALS - 0.20%
Real Estate - 0.03%
W2007 Grace Acquisition I, Inc. (a)		6,366	150,635
Thrifts & Mortgage Finance - 0.17%
Federal Home Loan Mortgage Corp. - Series K (a)		33,900	235,944
Federal Home Loan Mortgage Corp. - Series N (a)		118,600	658,823
Federal Home Loan Mortgage Corp. - Series S (a)		18,700	120,802
			1,015,569
TOTAL FINANCIALS			1,166,204
Total preferred stocks (Cost $337,338)			1,166,204
		Principal
CONVERTIBLE BONDS - 1.56%		Amount
ENERGY - 1.56%
Oil, Gas & Consumable Fuels - 1.56%
Cobalt International Energy, Inc.
2.625%, 12/01/2019		$12,500,000	9,101,563
TOTAL ENERGY			9,101,563
Total convertible bonds (Cost $8,703,141)			9,101,563

CORPORATE BONDS - 7.19%
ENERGY - 2.28%
Energy Equipment & Services - 2.28%
McDermott International, Inc.
8.000%, 05/01/2021 (Acquired 12/15/2014 - 02/24/2015, Cost $11,887,027) (r)		17,144,000	13,372,320
TOTAL ENERGY			13,372,320
INDUSTRIALS - 1.74%
Trading Companies & Distributors - 1.74%
Real Alloy Holding, Inc.
10.000%, 01/15/2019 (Acquired 03/02/2015, Cost $9,125,198) (r)		10,000,000	10,187,500
TOTAL INDUSTRIALS			10,187,500
MATERIALS - 3.17%
Chemicals - 1.87%
Iracore International Holdings, Inc.
9.500%, 06/01/2018 (Acquired 11/12/2014 - 03/17/2015, Cost $12,386,946) (i) (r)		18,516,000	10,924,440
Metals & Mining - 1.30%
Horsehead Holding Corp.
9.000%, 06/01/2017 (Acquired 07/24/2014, Cost $7,500,000) (i) (r)		7,500,000	7,612,500
TOTAL MATERIALS			18,536,940
Total corporate bonds (Cost $40,899,170)			42,096,760
		Shares
WARRANTS - 0.71%		Held
CONSUMER DISCRETIONARY - 0.27%
Automobiles - 0.27%
General Motors Company (a)
Expiration: July 2016, Exercise Price: $10.00		33,866	939,781
Expiration: July 2019, Exercise Price: $18.33		33,866	665,467
TOTAL CONSUMER DISCRETIONARY			1,605,248
FINANCIALS - 0.44%
Insurance - 0.44%
American International Group, Inc. (a)
Expiration: January 2021, Exercise Price: $45.00		117,400	2,564,016
TOTAL FINANCIALS			2,564,016
Total warrants (Cost $2,192,459)			4,169,264

Total long-term investments (Cost $569,277,414)			583,232,388
		Principal
SHORT-TERM INVESTMENTS - 0.25%		Amount
Time Deposits - 0.25%
Brown Brothers Harriman & Company, 0.074%, 04/01/2015*	GBP	13	19
Brown Brothers Harriman & Company, 0.005%, 04/01/2015*	JPY	12,473,439	104,002

Standard Chartered Bank, 0.030%, 04/01/2015*	$1,370,291	1,370,291
Total short-term investments (Cost $1,474,113)		1,474,312

Total investments - 99.80% (Cost $570,751,527)		584,706,700

Other assets in excess of liabilities - 0.20%		1,196,416

Net assets - 100.00%		$585,903,116

(a)	- Non-income producing security.
(b)
- Affiliated issuer. An issuer in which the Fund's holdings represent 5% or more of the outstanding voting securities of the issuer is an "affiliated" issuer as defined in the 1940 Act. A schedule of the Fund's investments in securities of affiliated issuers held during the nine months ended March 31, 2015, is set forth below:

		Share Balance At			Share Balance At	Dividend	Value At
	Issuer Name	July 1, 2014	Additions	Reductions	March 31, 2015	Income	March 31, 2015
	Thorntons PLC	-	5,247,500	-	5,247,500	$-	$5,526,716

(c)	- All or a portion of this security is segregated as collateral for futures contracts.
(f)
- Security was fair valued as a result of market movements following the close of local trading using a third-party vendor's proprietary fair value pricing model. The total market value of these securities was $98,042,754, representing 16.73% of net assets.

(i)	- Illiquid security.
(r)
- Restricted security under Rule 144A under the Securities Act of 1933. Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers. The total market value of these securities was $42,096,760, representing 7.18% of net assets.

ADR	- American Depositary Receipt
GBP	- British Pounds
JPY	- Japanese Yen
*	- Invested through a cash management account administered by Brown Brothers Harriman & Company.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 10 sectors, 24 industry groups, 67 industries and 156 sub-industries. Each stock that is classified will have a coding at all four of these levels.

Schedule of Futures Contracts - March 31, 2015
Hotchkis & Wiley Value Opportunities Fund (Unaudited)

Description	Number of Contracts Purchased (Sold)	Expiration	Notional Amount at Value	Unrealized Depreciation

British Pound Currency Futures	(300)	June 2015	$(27,819,375)	$(235,533)
Euro Fx Currency Futures	(230)	June 2015	(30,917,750)	(778,575)
Japanese Yen Currency Futures	(190)	June 2015	(19,821,750)	(223,984)
			$(78,558,875)	$(1,238,092)

Schedule of Investments - March 31, 2015
Hotchkis & Wiley Capital Income Fund (Unaudited)

	Shares
COMMON STOCKS - 56.65%	Held	Value
CONSUMER DISCRETIONARY - 6.41%
Auto Components - 1.46%
Johnson Controls, Inc.	23,686	$1,194,722
Automobiles - 1.78%
Ford Motor Company	74,363	1,200,218
General Motors Company	2,145	80,438
General Motors Company - Escrow (a) (f) (i)	4,600	0
Motors Liquidation Company GUC Trust	10,265	175,326
		1,455,982
Hotels, Restaurants & Leisure - 1.75%
Carnival Corp.	10,228	489,308
McDonald's Corp.	9,685	943,706
		1,433,014
Multiline Retail - 1.42%
Target Corp.	14,101	1,157,269
TOTAL CONSUMER DISCRETIONARY		5,240,987
CONSUMER STAPLES - 4.46%
Food & Staples Retailing - 1.38%
Wal-Mart Stores, Inc. (c)	13,718	1,128,306
Food Products - 1.44%
Kellogg Company	17,802	1,174,042
Tobacco - 1.64%
Philip Morris International, Inc. (c)	17,822	1,342,531
TOTAL CONSUMER STAPLES		3,644,879
ENERGY - 5.04%
Energy Equipment & Services - 0.00%
Lone Pine Resources Canada Ltd. (a) (f) (i)	3,118	2,782
Lone Pine Resources, Inc. (a) (f) (i)	3,118	0
Lone Pine Resources, Inc. - Escrow (a) (f) (i)	25,000	0
		2,782
Oil, Gas & Consumable Fuels - 5.04%
Marathon Oil Corp.	34,734	906,905
Murphy Oil Corp.	19,686	917,368
Royal Dutch Shell PLC - ADR (c)	38,374	2,289,008
		4,113,281
TOTAL ENERGY		4,116,063
FINANCIALS - 13.71%
Banks - 6.26%
Bank of America Corp.	30,349	467,071
JPMorgan Chase & Company (c)	38,404	2,326,515
Wells Fargo & Company (c)	42,722	2,324,077
		5,117,663
Capital Markets - 1.16%
Fifth Street Asset Management, Inc.	84,210	949,047
Insurance - 3.46%
American International Group, Inc.	8,461	463,578
The Chubb Corp.	4,655	470,621
Horace Mann Educators Corp.	14,365	491,283
Willis Group Holdings PLC	29,015	1,397,942
		2,823,424
Real Estate Investment Trusts - 2.83%
Corrections Corp. of America	22,592	909,554
The GEO Group, Inc. (c)	32,150	1,406,241
		2,315,795
TOTAL FINANCIALS		11,205,929
HEALTH CARE - 5.60%

Pharmaceuticals - 5.60%
Eli Lilly & Company (c)	18,599	1,351,217
GlaxoSmithKline PLC - ADR (c)	39,777	1,835,709
Sanofi - ADR	28,178	1,393,120
TOTAL HEALTH CARE		4,580,046
INDUSTRIALS - 5.36%
Aerospace & Defense - 2.29%
BAE Systems PLC - ADR	30,262	936,760
The Boeing Company (c)	6,249	937,850
		1,874,610
Machinery - 3.07%
CNH Industrial NV	57,068	465,675
Cummins, Inc.	6,948	963,271
PACCAR, Inc.	9,564	603,871
Stanley Black & Decker, Inc.	4,978	474,702
		2,507,519
TOTAL INDUSTRIALS		4,382,129
INFORMATION TECHNOLOGY - 9.17%
Communications Equipment - 1.46%
Telefonaktiebolaget LM Ericsson - ADR	95,282	1,195,789
Electronic Equipment, Instruments & Components - 1.10%
Corning, Inc.	39,650	899,262
IT Services - 1.18%
International Business Machines Corp.	6,017	965,729
Semiconductors & Semiconductor Equipment - 1.13%
Texas Instruments, Inc.	16,186	925,596
Software - 3.73%
CA, Inc.	14,659	478,030
Microsoft Corp. (c)	51,726	2,102,920
Oracle Corp.	10,725	462,784
		3,043,734
Technology Hardware, Storage & Peripherals - 0.57%
Hewlett-Packard Company	14,911	464,627
TOTAL INFORMATION TECHNOLOGY		7,494,737
TELECOMMUNICATION SERVICES - 1.64%
Wireless Telecommunication Services - 1.64%
Vodafone Group PLC - ADR (c)	41,040	1,341,187
TOTAL TELECOMMUNICATION SERVICES		1,341,187
UTILITIES - 5.26%
Electric Utilities - 2.99%
Great Plains Energy, Inc.	27,751	740,397
PPL Corp.	42,250	1,422,135
The Southern Company	6,268	277,547
		2,440,079
Multi-Utilities - 2.27%
Public Service Enterprise Group, Inc. (c)	44,239	1,854,499
TOTAL UTILITIES		4,294,578
Total common stocks (Cost $43,136,347)		46,300,535

PREFERRED STOCKS - 1.64%
ENERGY - 0.02%
Energy Equipment & Services - 0.02%
Lone Pine Resources Canada Ltd. (a) (f) (i)	12,005	15,366
Lone Pine Resources, Inc. Multiple Voting Shares (a) (f) (i)	12,005	0
TOTAL ENERGY		15,366
FINANCIALS - 1.62%
Banks - 1.62%
Citigroup, Inc., 7.125% (b)	9,739	269,186
Countrywide Capital V, 7.000%	8,870	229,644
Morgan Stanley Capital Trust III, 6.250%	9,118	233,694
Morgan Stanley Capital Trust VIII, 6.450%	2,159	55,227
Royal Bank of Scotland Group PLC, 6.400%	4,446	111,106

Royal Bank of Scotland Group PLC, 6.600%	11,716	293,135
Synovus Financial Corp., 7.875% (b)	4,844	135,487
TOTAL FINANCIALS		1,327,479
Total preferred stocks (Cost $1,281,229)		1,342,845

CONVERTIBLE PREFERRED STOCKS - 0.12%
ENERGY - 0.12%
Energy Equipment & Services - 0.07%
McDermott International, Inc., 6.250%	3,768	55,917
Oil, Gas & Consumable Fuels - 0.05%
PetroQuest Energy, Inc., 6.875% (i)	1,853	40,618
TOTAL ENERGY		96,535
Total convertible preferred stocks (Cost $169,359)		96,535

	Principal
CONVERTIBLE BONDS - 0.52%	Amount
ENERGY - 0.22%
Oil, Gas & Consumable Fuels - 0.22%
Cobalt International Energy, Inc.
3.125%, 05/15/2024	$240,000	178,050
TOTAL ENERGY		178,050
INDUSTRIALS - 0.30%
Machinery - 0.30%
Meritor, Inc.
4.000%, 02/15/2027 (b)	49,000	50,929
7.875%, 03/01/2026	56,000	83,965
Navistar International Corp.
4.750%, 04/15/2019 (Acquired 03/19/2014 - 03/04/2015, Cost $118,371) (r)	120,000	108,975
		243,869
TOTAL INDUSTRIALS		243,869
Total convertible bonds (Cost $460,525)		421,919

CORPORATE BONDS - 36.29%
CONSUMER DISCRETIONARY - 9.55%
Auto Components - 0.80%
American Axle & Manufacturing, Inc.
7.750%, 11/15/2019	163,000	186,228
Lear Corp.
5.375%, 03/15/2024	191,000	198,640
Schaeffler Holding Finance BV
6.750%, 11/15/2022 (Acquired 10/21/2014 - 03/17/2015, Cost $262,927) (p) (r)	250,000	271,250
		656,118
Hotels, Restaurants & Leisure - 1.47%
1011778 BC ULC / New Red Finance, Inc.
6.000%, 04/01/2022 (Acquired 09/24/2014 - 12/04/2014, Cost $184,433) (r)	184,000	191,590
MGM Resorts International
7.750%, 03/15/2022	299,000	337,495
Ruby Tuesday, Inc.
7.625%, 05/15/2020 (i)	215,000	219,838
Shearer's Foods LLC / Chip Finance Corp.
9.000%, 11/01/2019 (Acquired 11/05/2012 - 02/19/2015, Cost $183,987) (r)	172,000	188,340
Wynn Macau Ltd.
5.250%, 10/15/2021 (Acquired 03/13/2014 - 03/17/2015, Cost $278,372) (r)	280,000	266,700
		1,203,963
Household Durables - 1.12%
Century Communities, Inc.
6.875%, 05/15/2022 (i)	108,000	107,460
WCI Communities, Inc.
6.875%, 08/15/2021	255,000	262,650
Weekley Homes LLC / Weekley Finance Corp.
6.000%, 02/01/2023	358,000	344,574
William Lyon Homes, Inc.

8.500%, 11/15/2020	181,000	196,838
		911,522
Leisure Products - 0.96%
Apex Tool Group LLC
7.000%, 02/01/2021 (Acquired 01/25/2013 - 03/06/2015, Cost $268,133) (r)	275,000	259,875
Gibson Brands, Inc.
8.875%, 08/01/2018 (Acquired 07/24/2013 - 11/14/2014, Cost $237,425) (r)	230,000	231,438
MCE Finance Ltd.
5.000%, 02/15/2021 (Acquired 02/06/2013 - 12/30/2014, Cost $309,619) (r)	314,000	295,160
		786,473
Media - 3.20%
Altice SA
7.625%, 02/15/2025 (Acquired 01/30/2015, Cost $267,490) (r)	265,000	266,822
CCO Holdings LLC / CCO Holdings Capital Corp.
7.375%, 06/01/2020	141,000	151,046
CCOH Safari LLC
5.500%, 12/01/2022	80,000	82,000
Entercom Radio LLC
10.500%, 12/01/2019	205,000	223,450
Harland Clarke Holdings Corp.
9.250%, 03/01/2021 (Acquired 02/19/2014 - 01/26/2015, Cost $340,440) (r)	340,000	331,075
MDC Partners, Inc.
6.750%, 04/01/2020 (Acquired 03/15/2013 - 12/30/2014, Cost $185,652) (r)	180,000	190,350
Numericable - SFR SAS
6.000%, 05/15/2022 (Acquired 04/23/2014 - 12/29/2014, Cost $309,640) (r)	305,000	309,956
Townsquare Media, Inc.
6.500%, 04/01/2023 (Acquired 03/24/2015 - 03/25/2015, Cost $185,419) (d) (r)	185,000	186,619
Townsquare Radio LLC / Townsquare Radio, Inc.
9.000%, 04/01/2019 (Acquired 03/30/2012 - 06/24/2014, Cost $254,638) (r)	240,000	256,106
Virgin Media Finance PLC
6.375%, 04/15/2023 (Acquired 02/07/2013 - 12/29/2014, Cost $276,634) (r)	265,000	283,550
VTR Finance BV
6.875%, 01/15/2024 (Acquired 01/27/2014 - 03/09/2015, Cost $327,171) (r)	318,000	330,720
		2,611,694
Multiline Retail - 0.27%
Family Tree Escrow LLC
5.750%, 03/01/2023 (Acquired 02/06/2015 - 02/09/2015, Cost $215,477) (r)	210,000	221,550
Specialty Retail - 1.43%
Argos Merger Sub, Inc.
7.125%, 03/15/2023 (Acquired 02/18/2015 - 03/09/2015, Cost $244,776) (r)	240,000	249,300
Chinos Intermediate Holdings A, Inc.
7.750%, 05/01/2019 (Acquired 01/28/2015 - 01/30/2015, Cost $104,139) (p) (r)	120,000	105,600
CST Brands, Inc.
5.000%, 05/01/2023	328,000	336,199
The Men's Wearhouse, Inc.
7.000%, 07/01/2022 (Acquired 06/11/2014 - 02/03/2015, Cost $293,068) (r)	286,000	302,445
Outerwall, Inc.
5.875%, 06/15/2021 (Acquired 06/04/2014 - 08/01/2014, Cost $195,104) (r)	195,000	176,963
		1,170,507
Textiles, Apparel & Luxury Goods - 0.30%
Quiksilver, Inc. / QS Wholesale, Inc.
7.875%, 08/01/2018 (Acquired 07/11/2013 - 01/13/2015, Cost $212,912) (r)	210,000	191,100
10.000%, 08/01/2020	70,000	50,225
		241,325
TOTAL CONSUMER DISCRETIONARY		7,803,152
CONSUMER STAPLES - 1.52%
Food Products - 0.71%
Pinnacle Operating Corp.
9.000%, 11/15/2020 (Acquired 09/13/2013 - 02/26/2015, Cost $297,017) (r)	282,000	285,525
Wells Enterprises, Inc.
6.750%, 02/01/2020 (Acquired 01/15/2013 - 02/02/2015, Cost $294,942) (r)	285,000	290,700
		576,225

Household Products - 0.81%
American Greetings Corp.
7.375%, 12/01/2021	293,000	314,242
Central Garden and Pet Company
8.250%, 03/01/2018	153,000	157,304
FGI Operating Company LLC / FGI Finance, Inc.
7.875%, 05/01/2020	225,000	192,938
		664,484
TOTAL CONSUMER STAPLES		1,240,709
ENERGY - 5.25%
Energy Equipment & Services - 2.45%
Atwood Oceanics, Inc.
6.500%, 02/01/2020	295,000	284,675
Globe Luxembourg SCA
9.625%, 05/01/2018 (Acquired 05/02/2013 - 06/10/2014, Cost $252,092) (r)	238,000	216,580
McDermott International, Inc.
8.000%, 05/01/2021 (Acquired 04/10/2014 - 03/03/2015, Cost $289,089) (r)	330,000	257,400
Paragon Offshore PLC
6.750%, 07/15/2022 (Acquired 07/11/2014 - 11/28/2014, Cost $270,638) (r)	285,000	96,188
Parsley Energy LLC / Parsley Finance Corp.
7.500%, 02/15/2022 (Acquired 01/31/2014 - 02/12/2015, Cost $292,360) (r)	281,000	285,214
PHI, Inc.
5.250%, 03/15/2019	313,000	284,830
Shale-Inland Holdings LLC / Shale-Inland Finance Corp.
8.750%, 11/15/2019 (Acquired 10/26/2012 - 06/18/2014, Cost $128,935) (r)	125,000	111,875
Shelf Drilling Holdings Ltd.
8.625%, 11/01/2018 (Acquired 10/10/2012 - 03/13/2015, Cost $230,099) (r)	235,000	194,463
Unit Corp.
6.625%, 05/15/2021	284,000	268,380
		1,999,605
Oil, Gas & Consumable Fuels - 2.80%
Calumet Specialty Products Partners LP / Calumet Finance Corp.
6.500%, 04/15/2021 (Acquired 06/23/2014 - 03/11/2015, Cost $245,427) (r)	241,000	234,975
Comstock Resources, Inc.
9.500%, 06/15/2020	235,000	103,400
10.000%, 03/15/2020 (Acquired 03/04/2015 - 03/09/2015, Cost $210,000) (r)	210,000	202,650
Gastar Exploration, Inc.
8.625%, 05/15/2018 (i)	253,000	237,820
Gulfport Energy Corp.
7.750%, 11/01/2020	325,000	334,749
Holly Energy Partners LP / Holly Energy Finance Corp.
6.500%, 03/01/2020	209,000	206,910
Kosmos Energy Ltd.
7.875%, 08/01/2021 (Acquired 07/25/2014 - 02/04/2015, Cost $313,906) (r)	323,000	301,198
Niska Gas Storage Canada ULC / Niska Gas Storage Canada Finance Corp.
6.500%, 04/01/2019	155,000	115,863
PBF Holding Company LLC / PBF Finance Corp.
8.250%, 02/15/2020	237,000	251,516
PetroQuest Energy, Inc.
10.000%, 09/01/2017	205,000	174,763
Warren Resources, Inc.
9.000%, 08/01/2022 (Acquired 08/06/2014 - 12/04/2014, Cost $215,629) (r)	223,000	128,225
		2,292,069
TOTAL ENERGY		4,291,674
FINANCIALS - 1.71%
Banks - 0.64%
First Tennessee Capital II
6.300%, 04/15/2034 (i)	260,000	252,200
Popular, Inc.
7.000%, 07/01/2019	277,000	275,961
		528,161
Consumer Finance - 0.67%

Credit Acceptance Corp.
6.125%, 02/15/2021	265,000	254,732
7.375%, 03/15/2023 (Acquired 03/25/2015, Cost $84,376) (r)	85,000	84,044
Navient Corp.
8.000%, 03/25/2020	187,000	208,484
		547,260
Real Estate Investment Trusts - 0.36%
The GEO Group, Inc.
5.875%, 10/15/2024	280,000	292,600
Thrifts & Mortgage Finance - 0.04%
Ocwen Financial Corp.
6.625%, 05/15/2019 (Acquired 01/15/2015, Cost $28,801) (r)	35,000	30,450
TOTAL FINANCIALS		1,398,471
HEALTH CARE - 3.52%
Health Care Equipment & Supplies - 0.29%
Halyard Health, Inc.
6.250%, 10/15/2022 (Acquired 10/02/2014 - 03/18/2015, Cost $228,626) (r)	223,000	234,150
Health Care Providers & Services - 1.63%
Air Medical Group Holdings, Inc.
9.250%, 11/01/2018	150,000	158,250
CHS / Community Health Systems, Inc.
6.875%, 02/01/2022	310,000	331,312
HCA, Inc.
5.375%, 02/01/2025	67,000	70,476
6.500%, 02/15/2020	235,000	265,197
LifePoint Hospitals, Inc.
5.500%, 12/01/2021	250,000	263,125
Universal Hospital Services, Inc.
7.625%, 08/15/2020	150,000	132,000
WellCare Health Plans, Inc.
5.750%, 11/15/2020	109,000	114,995
		1,335,355
Health Care Technology - 0.62%
DJO Finance LLC / DJO Finance Corp.
8.750%, 03/15/2018	100,000	105,250
9.750%, 10/15/2017	123,000	126,690
Mallinckrodt International Finance SA / Mallinckrodt CB LLC
5.750%, 08/01/2022 (Acquired 07/30/2014 - 02/03/2015, Cost $270,463) (r)	268,000	277,045
		508,985
Pharmaceuticals - 0.98%
Grifols Worldwide Operations Ltd.
5.250%, 04/01/2022 (Acquired 03/05/2014 - 01/27/2015, Cost $264,695) (r)	260,000	264,875
Salix Pharmaceuticals Ltd.
6.500%, 01/15/2021 (Acquired 12/12/2013 - 12/04/2014, Cost $275,898) (r)	263,000	292,258
VRX Escrow Corp.
5.875%, 05/15/2023 (Acquired 03/13/2015 - 03/17/2015, Cost $145,437) (r)	145,000	148,988
6.125%, 04/15/2025 (Acquired 03/13/2015, Cost $90,150) (r)	90,000	93,488
		799,609
TOTAL HEALTH CARE		2,878,099
INDUSTRIALS - 5.79%
Building Products - 2.12%
Allegion U.S. Holding Company, Inc.
5.750%, 10/01/2021	185,000	194,250
Associated Materials LLC / AMH New Finance, Inc.
9.125%, 11/01/2017	189,000	165,848
Building Materials Corp. of America
6.750%, 05/01/2021 (Acquired 11/21/2011 - 12/12/2014, Cost $289,818) (r)	275,000	292,875
Masonite International Corp.
5.625%, 03/15/2023 (Acquired 03/09/2015, Cost $245,000) (r)	245,000	252,350
8.250%, 04/15/2021 (Acquired 03/06/2012 - 12/05/2014, Cost $259,574) (r)	245,000	262,456
Roofing Supply Group LLC / Roofing Supply Finance, Inc.
10.000%, 06/01/2020 (Acquired 05/24/2012 - 01/09/2015, Cost $306,770) (r)	290,000	286,375

WESCO Distribution, Inc.
5.375%, 12/15/2021	278,000	284,255
		1,738,409
Commercial Services & Supplies - 1.35%
Aguila 3 SA
7.875%, 01/31/2018 (Acquired 03/24/2014 - 09/17/2014, Cost $233,122) (r)	225,000	225,563
Ashtead Capital, Inc.
5.625%, 10/01/2024 (Acquired 09/10/2014 - 03/03/2015, Cost $260,563) (r)	255,000	266,793
Audatex North America, Inc.
6.125%, 11/01/2023 (Acquired 11/12/2014 - 01/28/2015, Cost $242,420) (r)	234,000	248,333
International Lease Finance Corp.
8.250%, 12/15/2020	95,000	115,900
Zachry Holdings, Inc.
7.500%, 02/01/2020 (Acquired 01/18/2013 - 05/15/2014, Cost $276,937) (r)	262,000	250,210
		1,106,799
Construction & Engineering - 1.11%
AECOM
5.875%, 10/15/2024 (Acquired 09/17/2014 - 03/05/2015, Cost $347,897) (r)	340,000	357,850
Rice Energy, Inc.
6.250%, 05/01/2022	275,000	269,500
RSI Home Products, Inc.
6.500%, 03/15/2023 (Acquired 03/05/2015, Cost $270,000) (r)	270,000	276,075
		903,425
Electrical Equipment - 0.29%
General Cable Corp.
5.750%, 10/01/2022	251,000	234,685
Machinery - 0.58%
Mcron Finance Sub LLC / Mcron Finance Corp.
8.375%, 05/15/2019 (Acquired 04/20/2012 - 12/04/2014, Cost $207,377) (r)	197,000	211,283
Navistar International Corp.
8.250%, 11/01/2021	270,000	263,587
		474,870
Trading Companies & Distributors - 0.34%
Real Alloy Holding, Inc.
10.000%, 01/15/2019 (Acquired 03/02/2015, Cost $256,470) (r)	271,000	276,081
TOTAL INDUSTRIALS		4,734,269
INFORMATION TECHNOLOGY - 2.44%
Communications Equipment - 0.24%
CommScope, Inc.
5.000%, 06/15/2021 (Acquired 05/15/2014 - 12/04/2014, Cost $196,009) (r)	196,000	196,735
Electronic Equipment, Instruments & Components - 1.09%
CommScope Holding Company, Inc.
6.625%, 06/01/2020 (Acquired 11/19/2014 - 01/05/2015, Cost $166,246) (p) (r)	160,000	164,800
Freescale Semiconductor, Inc.
6.000%, 01/15/2022 (Acquired 10/28/2013 - 09/18/2014, Cost $236,767) (r)	228,000	247,950
NXP BV / NXP Funding LLC
5.750%, 03/15/2023 (Acquired 06/11/2013 - 09/17/2014, Cost $194,006) (r)	188,000	200,220
Sensata Technologies BV
5.625%, 11/01/2024 (Acquired 10/07/2014 - 03/19/2015, Cost $177,937) (r)	175,000	187,031
Zebra Technologies Corp.
7.250%, 10/15/2022 (Acquired 09/30/2014 - 03/19/2015, Cost $87,204) (r)	85,000	91,800
		891,801
Software - 0.75%
ACI Worldwide, Inc.
6.375%, 08/15/2020 (Acquired 08/15/2013 - 04/21/2014, Cost $220,427) (r)	213,000	223,384
First Data Corp.
8.750%, 01/15/2022 (Acquired 11/19/2012 - 07/31/2014, Cost $238,229) (p) (r)	225,884	244,237
VeriSign, Inc.
5.250%, 04/01/2025 (Acquired 03/24/2015 - 03/31/2015, Cost $145,184) (r)	144,000	147,600
		615,221
Technology Hardware, Storage & Peripherals - 0.36%
CDW LLC / CDW Finance Corp.

5.500%, 12/01/2024	276,000	289,800
TOTAL INFORMATION TECHNOLOGY		1,993,557
MATERIALS - 5.40%
Chemicals - 3.01%
Axalta Coating Systems U.S. Holdings, Inc. / Axalta Coating Systems Dutch Holding B
7.375%, 05/01/2021 (Acquired 01/16/2013 - 05/30/2014, Cost $254,049) (r)	239,000	258,120
Hexion U.S. Finance Corp.
6.625%, 04/15/2020	241,000	221,720
Hexion U.S. Finance Corp. / Hexion Nova Scotia Finance ULC
8.875%, 02/01/2018	157,000	138,945
Iracore International Holdings, Inc.
9.500%, 06/01/2018 (Acquired 05/08/2013 - 03/17/2015, Cost $233,827) (i) (r)	233,000	137,470
Momentive Performance Materials, Inc.
3.880%, 10/24/2021	272,000	242,080
Momentive Performance Materials, Inc. - Escrow
8.875%, 10/15/2020 (a) (f) (i)	272,000	0
OMNOVA Solutions, Inc.
7.875%, 11/01/2018	282,000	287,288
Perstorp Holding AB
8.750%, 05/15/2017 (Acquired 11/09/2012 - 03/09/2015, Cost $283,800) (r)	275,000	285,313
Platform Specialty Products Corp.
6.500%, 02/01/2022 (Acquired 03/11/2015, Cost $258,525) (r)	255,000	267,750
Rayonier AM Products, Inc.
5.500%, 06/01/2024 (Acquired 05/08/2014 - 02/04/2015, Cost $309,251) (r)	320,000	276,000
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc.
8.750%, 02/01/2019	326,000	345,559
		2,460,245
Containers & Packaging - 0.16%
Silgan Holdings, Inc.
5.500%, 02/01/2022	122,000	128,558
Metals & Mining - 1.48%
Century Aluminum Company
7.500%, 06/01/2021 (Acquired 05/23/2013 - 02/23/2015, Cost $246,824) (r)	240,000	249,600
Horsehead Holding Corp.
9.000%, 06/01/2017 (Acquired 07/24/2014 - 11/04/2014, Cost $110,652) (i) (r)	110,000	111,650
10.500%, 06/01/2017 (Acquired 07/19/2012 - 01/29/2015, Cost $191,188) (i) (r)	180,000	196,650
Kaiser Aluminum Corp.
8.250%, 06/01/2020	103,000	112,785
Noranda Aluminum Acquisition Corp.
11.000%, 06/01/2019	215,000	209,625
Rain CII Carbon LLC / CII Carbon Corp.
8.000%, 12/01/2018 (Acquired 12/31/2010 - 02/18/2015, Cost $151,143) (r)	150,000	143,250
8.250%, 01/15/2021 (Acquired 12/14/2012 - 03/02/2015, Cost $206,520) (r)	200,000	187,500
		1,211,060
Paper & Forest Products - 0.75%
Appvion, Inc.
9.000%, 06/01/2020 (Acquired 11/13/2013 - 03/11/2015, Cost $249,743) (i) (r)	256,000	169,600
Neenah Paper, Inc.
5.250%, 05/15/2021 (Acquired 05/16/2013 - 02/18/2015, Cost $278,213) (i) (r)	276,000	278,760
Sappi Papier Holding GmbH
7.750%, 07/15/2017 (Acquired 09/17/2012 - 06/18/2014, Cost $165,226) (r)	155,000	168,950
		617,310
TOTAL MATERIALS		4,417,173
TELECOMMUNICATION SERVICES - 0.64%
Diversified Telecommunication Services - 0.32%
Telecom Italia SpA
5.303%, 05/30/2024 (Acquired 06/24/2014 - 12/04/2014, Cost $252,454) (r)	251,000	263,864
Wireless Telecommunication Services - 0.32%
Wind Acquisition Finance SA
7.375%, 04/23/2021 (Acquired 04/08/2014 - 01/27/2015, Cost $249,300) (r)	248,000	257,920
TOTAL TELECOMMUNICATION SERVICES		521,784
UTILITIES - 0.47%

Electric Utilities - 0.47%
Dynegy Finance I, Inc. / Dynegy Finance II, Inc.
7.375%, 11/01/2022 (Acquired 10/10/2014 - 02/05/2015, Cost $180,856) (r)	180,000	189,900
7.625%, 11/01/2024 (Acquired 10/10/2014 - 02/05/2015, Cost $187,620) (r)	185,000	194,481
Energy Future Intermediate Holding Company LLC / EFIH Finance, Inc. - Escrow
10.000%, 12/01/2020 (Acquired 06/19/2014, Cost $0) (a)(r)	38,000	1,995
		386,376
TOTAL UTILITIES		386,376
Total corporate bonds (Cost $30,456,639)		29,665,264

ASSET-BACKED SECURITIES - 0.56%
INDUSTRIALS - 0.56%
Airlines - 0.56%
U.S. Airways Pass Through Trust - Class B - Series 2012-1
8.000%, 10/01/2019	158,497	180,092
U.S. Airways Pass Through Trust - Class B - Series 2012-2
6.750%, 06/03/2021	253,742	276,909
		457,001
TOTAL INDUSTRIALS		457,001
Total asset-backed securities (Cost $446,261)		457,001

TERM LOANS - 1.34%
CONSUMER DISCRETIONARY - 0.36%
Multiline Retail - 0.36%
J.C. Penney Corporation, Inc.
6.000%, 05/22/2018 (b)	297,112	296,951
TOTAL CONSUMER DISCRETIONARY		296,951
ENERGY - 0.49%
Energy Equipment & Services - 0.49%
Fieldwood Energy LLC
8.375%, 09/30/2020 (b)	285,000	209,985
Jonah Energy LLC
7.500%, 05/12/2021 (b)	210,000	188,125
		398,110
TOTAL ENERGY		398,110
INFORMATION TECHNOLOGY - 0.20%
Software - 0.20%
Flexera Software LLC
4.500%, 04/02/2020 (b)	92,004	92,119
8.000%, 04/02/2021 (b)	75,000	73,875
		165,994
TOTAL INFORMATION TECHNOLOGY		165,994
MATERIALS - 0.29%
Containers & Packaging - 0.29%
Rexam Healthcare
8.000%, 05/02/2022 (b)	235,000	236,175
TOTAL MATERIALS		236,175
Total term loans (Cost $1,159,671)		1,097,230

WARRANTS - 0.07%	Shares
CONSUMER DISCRETIONARY - 0.07%	Held
Automobiles - 0.07%
General Motors Company (a)
Expiration: July 2016, Exercise Price: $10.00	886	24,587
Expiration: July 2019, Exercise Price: $18.33	1,491	29,298
TOTAL CONSUMER DISCRETIONARY		53,885
Total warrants (Cost $42,461)		53,885

Total long-term investments (Cost $77,152,492)		79,435,214
	Principal
SHORT-TERM INVESTMENTS - 2.12%	Amount

Time Deposits - 2.12%
Standard Chartered Bank, 0.030%, 04/01/2015*		$1,735,460	1,735,460
Total short-term investments (Cost $1,735,460)			1,735,460

Total investments - 99.31% (Cost $78,887,952)			81,170,674

Other assets in excess of liabilities - 0.69%			563,286

Net assets - 100.00%			$81,733,960

(a)	- Non-income producing security.
(b)	- The coupon rate shown on variable rate securities represents the rate at March 31, 2015.
(c)	- All or a portion of this security is segregated as collateral for credit default swap contracts and delayed delivery securities.
(d)	- Delayed delivery security.
(f)	- Fair valued security. The total market value of these securities was $18,148, representing 0.02% of net assets.
(i)	- Illiquid security.
(p)	- Payment in-kind security.
(r)
- Restricted security under Rule 144A under the Securities Act of 1933. Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers. The total market value of these securities was $17,794,549, representing 21.77% of net assets.

ADR	- American Depositary Receipt
*	- Invested through a cash management account administered by Brown Brothers Harriman & Company.

The Global Industry Classification Standard (GICS.) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.
The GICS structure consists of 10 sectors, 24 industry groups, 67 industries and 156 sub-industries. Each stock that is classified will have a coding at all four of these levels.

Schedule of Credit Default Swap Contracts - March 31, 2015
Hotchkis & Wiley Capital Income Fund (Unaudited)

CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION (1)
Reference Entity	Counterparty	Receive (Pay) Fixed Rate	Expiration Date	Notional Amount (2)	Premiums Paid (Received)	Value (3)	Unrealized Appreciation (Depreciation)

Markit CDX.NA.HY.24	Goldman Sachs International (4)	5.00%	06/20/2020	$(500,000)	$34,805	$36,483	$1,678

(1)  The buyer of protection is obligated to pay the seller a periodic stream of payments over the term of the contract provided no event of default occurs. If a credit event occurs, as defined under the terms of that particular swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced entity or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced entity or underlying securities comprising the referenced index.

(2) The maximum potential payment the Fund could receive as a buyer or pay as a seller of credit protection if a credit event occurs as defined under the terms of the swap agreement.
(3)  The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4) Moody’s rating of Goldman Sachs International, the counterparty, as of March 31, 2015 was Baa1.

Schedule of Investments - March 31, 2015
Hotchkis & Wiley High Yield Fund (Unaudited)

	Principal
CORPORATE BONDS - 83.20%	Amount	Value
Advertising - 0.80%
MDC Partners, Inc.
6.750%, 04/01/2020 (Acquired 03/15/2013 - 03/13/2015, Cost $20,076,733) (r)	$19,465,000	$20,584,238
Auto Loans - 0.98%
Credit Acceptance Corp.
6.125%, 02/15/2021	19,925,000	19,152,907
7.375%, 03/15/2023 (Acquired 03/25/2015, Cost $6,109,822) (r)	6,155,000	6,085,756
		25,238,663
Auto Parts & Equipment - 2.13%
American Axle & Manufacturing, Inc.
7.750%, 11/15/2019 (c)	15,068,000	17,215,190
Lear Corp.
5.375%, 03/15/2024 (c)	14,896,000	15,491,840
Schaeffler Holding Finance BV
6.750%, 11/15/2022 (Acquired 10/21/2014 - 03/17/2015, Cost $21,382,404) (p) (r)	20,270,000	21,992,950
		54,699,980
Automakers - 0.71%
Navistar International Corp.
8.250%, 11/01/2021 (c)	18,797,000	18,350,571
Banking - 0.83%
First Tennessee Capital II
6.300%, 04/15/2034 (i)	665,000	645,050
Popular, Inc.
7.000%, 07/01/2019	20,772,000	20,694,105
		21,339,155
Building & Construction - 3.11%
Century Communities, Inc.
6.875%, 05/15/2022 (i)	6,279,000	6,247,605
WCI Communities, Inc.
6.875%, 08/15/2021	18,078,000	18,620,340
Weekley Homes LLC / Weekley Finance Corp.
6.000%, 02/01/2023	24,938,000	24,002,825
William Lyon Homes, Inc.
8.500%, 11/15/2020 (c)	12,589,000	13,690,537
Zachry Holdings, Inc.
7.500%, 02/01/2020 (Acquired 01/18/2013 - 02/06/2015, Cost $18,775,024) (r)	18,396,000	17,568,180
		80,129,487
Building Materials - 5.42%
Allegion U.S. Holding Company, Inc.
5.750%, 10/01/2021 (c)	12,155,000	12,762,750
Associated Materials LLC / AMH New Finance, Inc.
9.125%, 11/01/2017 (c)	13,970,000	12,258,675
Building Materials Corp. of America
6.750%, 05/01/2021 (Acquired 08/26/2011 - 12/29/2014, Cost $18,864,258) (r)	18,168,000	19,348,920
Masonite International Corp.
5.625%, 03/15/2023 (Acquired 03/09/2015, Cost $16,925,000) (r)	16,925,000	17,432,750
8.250%, 04/15/2021 (Acquired 09/06/2011 - 02/06/2015, Cost $17,163,226) (r)	16,388,000	17,555,645
Roofing Supply Group LLC / Roofing Supply Finance, Inc.
10.000%, 06/01/2020 (Acquired 05/24/2012 - 03/03/2015, Cost $21,015,144) (r)	20,169,000	19,916,887
RSI Home Products, Inc.
6.500%, 03/15/2023 (Acquired 03/05/2015, Cost $19,040,000) (r)	19,040,000	19,468,400
WESCO Distribution, Inc.
5.375%, 12/15/2021 (c)	20,407,000	20,866,158
		139,610,185
Cable & Satellite TV - 4.27%
Altice SA

7.625%, 02/15/2025 (Acquired 01/30/2015 - 03/09/2015, Cost $18,654,251) (r)	18,480,000	18,607,050
CCO Holdings LLC / CCO Holdings Capital Corp.
7.375%, 06/01/2020 (c)	9,192,000	9,846,930
CCOH Safari LLC
5.500%, 12/01/2022 (c)	16,685,000	17,102,125
Numericable - SFR SAS
6.000%, 05/15/2022 (Acquired 04/23/2014 - 01/15/2015, Cost $22,002,029) (r)	21,718,000	22,070,917
Virgin Media Finance PLC
6.375%, 04/15/2023 (Acquired 02/07/2013 - 03/31/2015, Cost $18,730,547) (r)	18,105,000	19,372,350
VTR Finance BV
6.875%, 01/15/2024 (Acquired 01/27/2014 - 03/09/2015, Cost $22,406,893) (r)	21,908,000	22,784,320
		109,783,692
Chemicals - 5.73%
Axalta Coating Systems U.S. Holdings, Inc. / Axalta Coating Systems Dutch Holding B
7.375%, 05/01/2021 (Acquired 01/16/2013 - 03/13/2015, Cost $16,951,280) (r)	16,216,000	17,513,280
Hexion U.S. Finance Corp.
6.625%, 04/15/2020 (c)	17,524,000	16,122,080
Hexion U.S. Finance Corp. / Hexion Nova Scotia Finance ULC
8.875%, 02/01/2018 (c)	11,757,000	10,404,945
Momentive Performance Materials, Inc.
3.880%, 10/24/2021 (c)	19,778,000	17,602,420
Momentive Performance Materials, Inc. - Escrow
8.875%, 10/15/2020 (a) (f) (i)	19,778,000	0
OMNOVA Solutions, Inc.
7.875%, 11/01/2018 (c)	20,327,000	20,708,131
Perstorp Holding AB
8.750%, 05/15/2017 (Acquired 11/09/2012 - 03/30/2015, Cost $21,689,898) (r)	21,192,000	21,986,700
Platform Specialty Products Corp.
6.500%, 02/01/2022 (Acquired 03/11/2015 - 03/17/2015, Cost $19,462,702) (r)	19,180,000	20,139,000
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc.
8.750%, 02/01/2019 (c)	21,652,000	22,951,120
		147,427,676
Consumer/Commercial/Lease Financing - 1.28%
International Lease Finance Corp.
8.250%, 12/15/2020 (c)	11,872,000	14,483,840
Navient Corp.
8.000%, 03/25/2020 (c)	14,476,000	16,139,148
Ocwen Financial Corp.
6.625%, 05/15/2019 (Acquired 01/15/2015, Cost $2,242,238) (r)	2,725,000	2,370,750
		32,993,738
Discount Stores - 0.60%
Family Tree Escrow LLC
5.750%, 03/01/2023 (Acquired 02/06/2015 - 02/09/2015, Cost $15,028,346) (r)	14,645,000	15,450,475
Diversified Capital Goods - 1.33%
Apex Tool Group LLC
7.000%, 02/01/2021 (Acquired 01/25/2013 - 03/16/2015, Cost $18,882,262) (r)	19,260,000	18,200,700
General Cable Corp.
5.750%, 10/01/2022	17,113,000	16,000,655
		34,201,355
Electric - Generation - 1.04%
Dynegy Finance I, Inc. / Dynegy Finance II, Inc.
7.375%, 11/01/2022 (Acquired 10/10/2014 - 03/04/2015, Cost $12,961,223) (r)	12,820,000	13,525,100
7.625%, 11/01/2024 (Acquired 10/10/2014 - 03/04/2015, Cost $12,557,676) (r)	12,410,000	13,046,012
Energy Future Intermediate Holding Company LLC / EFIH Finance, Inc. - Escrow
10.000%, 12/01/2020 (Acquired 06/19/2014, Cost $0) (a)(r)	4,777,000	250,793
		26,821,905
Electronics - 2.14%
Freescale Semiconductor, Inc.
6.000%, 01/15/2022 (Acquired 10/28/2013 - 11/10/2014, Cost $15,624,922) (r)	15,351,000	16,694,212
NXP BV / NXP Funding LLC
5.750%, 03/15/2023 (Acquired 05/06/2013 - 10/28/2014, Cost $16,846,619) (r)	16,450,000	17,519,250
Sensata Technologies BV

5.625%, 11/01/2024 (Acquired 10/07/2014 - 03/20/2015, Cost $13,755,385) (r)	13,410,000	14,331,938
Zebra Technologies Corp.
7.250%, 10/15/2022 (Acquired 09/30/2014 - 03/19/2015, Cost $6,222,805) (r)	6,023,000	6,504,840
		55,050,240
Energy - Exploration & Production - 5.47%
Comstock Resources, Inc.
9.500%, 06/15/2020 (c)	15,726,000	6,919,440
10.000%, 03/15/2020 (Acquired 03/04/2015 - 03/09/2015, Cost $14,375,000) (r)	14,375,000	13,871,875
Gastar Exploration, Inc.
8.625%, 05/15/2018 (i)	16,774,000	15,767,560
Gulfport Energy Corp.
7.750%, 11/01/2020	22,519,000	23,194,570
Kosmos Energy Ltd.
7.875%, 08/01/2021 (Acquired 07/25/2014 - 02/04/2015, Cost $21,452,372) (r)	22,227,000	20,726,677
Parsley Energy LLC / Parsley Finance Corp.
7.500%, 02/15/2022 (Acquired 01/31/2014 - 03/03/2015, Cost $20,074,851) (r)	19,661,000	19,955,915
PetroQuest Energy, Inc.
10.000%, 09/01/2017	14,131,000	12,046,678
Rice Energy, Inc.
6.250%, 05/01/2022 (c)	19,965,000	19,565,700
Warren Resources, Inc.
9.000%, 08/01/2022 (Acquired 08/06/2014 - 12/04/2014, Cost $14,506,871) (r)	15,131,000	8,700,325
		140,748,740
Food - Wholesale - 2.21%
Pinnacle Operating Corp.
9.000%, 11/15/2020 (Acquired 09/13/2013 - 02/27/2015, Cost $21,871,858) (r)	20,972,000	21,234,150
Shearer's Foods LLC / Chip Finance Corp.
9.000%, 11/01/2019 (Acquired 11/05/2012 - 03/25/2015, Cost $13,609,797) (r)	12,832,000	14,051,040
Wells Enterprises, Inc.
6.750%, 02/01/2020 (Acquired 01/15/2013 - 03/20/2015, Cost $21,904,524) (r)	21,252,000	21,677,040
		56,962,230
Forestry/Paper - 2.38%
Appvion, Inc.
9.000%, 06/01/2020 (Acquired 11/13/2013 - 03/24/2015, Cost $17,438,878) (i) (r)	19,320,000	12,799,500
Neenah Paper, Inc.
5.250%, 05/15/2021 (Acquired 05/16/2013 - 03/04/2015, Cost $18,360,410) (i) (r)	18,278,000	18,460,780
Rayonier AM Products, Inc.
5.500%, 06/01/2024 (Acquired 05/08/2014 - 02/17/2015, Cost $20,939,285) (r)	22,020,000	18,992,250
Sappi Papier Holding GmbH
7.750%, 07/15/2017 (Acquired 06/20/2012 - 03/03/2015, Cost $10,422,631) (r)	10,115,000	11,025,350
		61,277,880
Gaming - 2.38%
MCE Finance Ltd.
5.000%, 02/15/2021 (Acquired 01/29/2013 - 03/23/2015, Cost $19,397,253) (r)	19,632,000	18,454,080
MGM Resorts International
7.750%, 03/15/2022 (c)	21,067,000	23,779,376
Wynn Macau Ltd.
5.250%, 10/15/2021 (Acquired 03/13/2014 - 03/11/2015, Cost $19,935,175) (r)	20,077,000	19,123,343
		61,356,799
Gas Distribution - 0.89%
Holly Energy Partners LP / Holly Energy Finance Corp.
6.500%, 03/01/2020	15,080,000	14,929,200
Niska Gas Storage Canada ULC / Niska Gas Storage Canada Finance Corp.
6.500%, 04/01/2019	10,630,000	7,945,925
		22,875,125
Health Facilities - 2.52%
CHS / Community Health Systems, Inc.
6.875%, 02/01/2022 (c)	21,205,000	22,662,844
HCA, Inc.
5.375%, 02/01/2025	5,093,000	5,357,199
6.500%, 02/15/2020 (c)	17,283,000	19,503,866
LifePoint Hospitals, Inc.

5.500%, 12/01/2021 (c)	16,560,000	17,429,400
		64,953,309
Health Services - 0.75%
Air Medical Group Holdings, Inc.
9.250%, 11/01/2018 (c)	10,881,000	11,479,455
Universal Hospital Services, Inc.
7.625%, 08/15/2020	8,875,000	7,810,000
		19,289,455
Machinery - 0.51%
Mcron Finance Sub LLC / Mcron Finance Corp.
8.375%, 05/15/2019 (Acquired 04/20/2012 - 03/30/2015, Cost $12,612,851) (r)	12,106,000	12,983,685
Managed Care - 0.56%
WellCare Health Plans, Inc.
5.750%, 11/15/2020	13,709,000	14,462,995
Media Content - 1.93%
Entercom Radio LLC
10.500%, 12/01/2019	16,331,000	17,800,790
Townsquare Media, Inc.
6.500%, 04/01/2023 (Acquired 03/24/2015 - 03/25/2015, Cost $13,600,750) (d) (r)	13,570,000	13,688,737
Townsquare Radio LLC / Townsquare Radio, Inc.
9.000%, 04/01/2019 (Acquired 03/30/2012 - 01/20/2015, Cost $17,992,339) (r)	17,042,000	18,185,689
		49,675,216
Medical Products - 2.75%
DJO Finance LLC / DJO Finance Corp.
8.750%, 03/15/2018	6,217,000	6,543,393
9.750%, 10/15/2017	9,128,000	9,401,840
Grifols Worldwide Operations Ltd.
5.250%, 04/01/2022 (Acquired 03/05/2014 - 03/13/2015, Cost $19,288,070) (r)	18,931,000	19,285,956
Halyard Health, Inc.
6.250%, 10/15/2022 (Acquired 10/02/2014 - 03/18/2015, Cost $16,319,663) (r)	15,889,000	16,683,450
Mallinckrodt International Finance SA / Mallinckrodt CB LLC
5.750%, 08/01/2022 (Acquired 07/30/2014 - 02/03/2015, Cost $18,546,601) (r)	18,297,000	18,914,524
		70,829,163
Metals/Mining Excluding Steel - 4.48%
Century Aluminum Company
7.500%, 06/01/2021 (Acquired 05/23/2013 - 02/23/2015, Cost $16,322,581) (r)	16,245,000	16,894,800
Horsehead Holding Corp.
9.000%, 06/01/2017 (Acquired 07/24/2014 - 01/08/2015, Cost $8,910,599) (i) (r)	8,845,000	8,977,675
10.500%, 06/01/2017 (Acquired 07/19/2012 - 03/03/2015, Cost $12,506,541) (i) (r)	12,000,000	13,110,000
Kaiser Aluminum Corp.
8.250%, 06/01/2020	11,324,000	12,399,780
Noranda Aluminum Acquisition Corp.
11.000%, 06/01/2019	14,891,000	14,518,725
Rain CII Carbon LLC / CII Carbon Corp.
8.000%, 12/01/2018 (Acquired 11/23/2010 - 02/18/2015, Cost $10,051,174) (r)	10,025,000	9,573,875
8.250%, 01/15/2021 (Acquired 12/14/2012 - 03/02/2015, Cost $14,470,772) (r)	14,145,000	13,260,937
Real Alloy Holding, Inc.
10.000%, 01/15/2019 (Acquired 03/02/2015, Cost $17,600,864) (r)	18,582,000	18,930,413
Shale-Inland Holdings LLC / Shale-Inland Finance Corp.
8.750%, 11/15/2019 (Acquired 10/26/2012 - 06/18/2014, Cost $8,860,084) (r)	8,655,000	7,746,225
		115,412,430
Oil Field Equipment & Services - 4.82%
Atwood Oceanics, Inc.
6.500%, 02/01/2020 (c)	21,185,000	20,443,525
Globe Luxembourg SCA
9.625%, 05/01/2018 (Acquired 05/02/2013 - 03/31/2015, Cost $16,964,188) (r)	16,781,000	15,270,710
Iracore International Holdings, Inc.
9.500%, 06/01/2018 (Acquired 05/08/2013 - 03/17/2015, Cost $14,747,437) (i) (r)	16,261,000	9,593,990
McDermott International, Inc.
8.000%, 05/01/2021 (Acquired 04/10/2014 - 03/02/2015, Cost $20,007,705) (r)	23,296,000	18,170,880
Paragon Offshore PLC
6.750%, 07/15/2022 (Acquired 07/11/2014 - 11/28/2014, Cost $17,982,937) (r)	19,552,000	6,598,800

PHI, Inc.
5.250%, 03/15/2019	23,567,000	21,445,970
Shelf Drilling Holdings Ltd.
8.625%, 11/01/2018 (Acquired 10/10/2012 - 03/13/2015, Cost $15,587,558) (r)	16,487,000	13,642,992
Unit Corp.
6.625%, 05/15/2021	20,015,000	18,914,175
		124,081,042
Oil Refining & Marketing - 1.44%
Calumet Specialty Products Partners LP / Calumet Finance Corp.
6.500%, 04/15/2021 (Acquired 06/23/2014 - 03/11/2015, Cost $17,752,416) (r)	17,774,000	17,329,650
PBF Holding Company LLC / PBF Finance Corp.
8.250%, 02/15/2020	18,678,000	19,822,027
		37,151,677
Packaging - 0.55%
Silgan Holdings, Inc.
5.500%, 02/01/2022 (c)	13,436,000	14,158,185
Personal & Household Products - 2.58%
American Greetings Corp.
7.375%, 12/01/2021 (c)	20,540,000	22,029,150
Central Garden and Pet Company
8.250%, 03/01/2018	13,773,000	14,160,434
FGI Operating Company LLC / FGI Finance, Inc.
7.875%, 05/01/2020	15,706,000	13,467,895
Gibson Brands, Inc.
8.875%, 08/01/2018 (Acquired 07/24/2013 - 03/30/2015, Cost $17,085,964) (r)	16,632,000	16,735,950
		66,393,429
Pharmaceuticals - 1.49%
Salix Pharmaceuticals Ltd.
6.500%, 01/15/2021 (Acquired 12/12/2013 - 12/18/2014, Cost $19,727,571) (r)	19,135,000	21,263,769
VRX Escrow Corp.
5.875%, 05/15/2023 (Acquired 03/13/2015 - 03/17/2015, Cost $10,205,170) (r)	10,175,000	10,454,812
6.125%, 04/15/2025 (Acquired 03/13/2015, Cost $6,370,592) (r)	6,360,000	6,606,450
		38,325,031
Printing & Publishing - 0.89%
Harland Clarke Holdings Corp.
9.250%, 03/01/2021 (Acquired 02/19/2014 - 03/03/2015, Cost $23,408,519) (r)	23,490,000	22,873,388
Restaurants - 1.08%
1011778 BC ULC / New Red Finance, Inc.
6.000%, 04/01/2022 (Acquired 09/24/2014 - 03/03/2015, Cost $13,375,168) (r)	13,299,000	13,847,584
Ruby Tuesday, Inc.
7.625%, 05/15/2020 (i)	13,597,000	13,902,932
		27,750,516
Software/Services - 2.04%
ACI Worldwide, Inc.
6.375%, 08/15/2020 (Acquired 08/15/2013 - 03/24/2015, Cost $15,477,155) (r)	15,004,000	15,735,445
First Data Corp.
8.750%, 01/15/2022 (Acquired 11/19/2012 - 12/30/2014, Cost $14,034,673) (p) (r)	13,477,000	14,572,006
8.875%, 08/15/2020 (Acquired 08/11/2010 - 01/28/2015, Cost $10,618,289) (r)	10,157,000	10,842,598
VeriSign, Inc.
5.250%, 04/01/2025 (Acquired 03/24/2015 - 03/31/2015, Cost $11,052,430) (r)	10,956,000	11,229,900
		52,379,949
Specialty Retail - 3.35%
Argos Merger Sub, Inc.
7.125%, 03/15/2023 (Acquired 02/18/2015 - 03/24/2015, Cost $17,421,270) (r)	17,070,000	17,731,462
Chinos Intermediate Holdings A, Inc.
7.750%, 05/01/2019 (Acquired 01/28/2015 - 03/18/2015, Cost $7,318,412) (p) (r)	8,442,000	7,428,960
CST Brands, Inc.
5.000%, 05/01/2023	21,826,000	22,371,650
The Men's Wearhouse, Inc.
7.000%, 07/01/2022 (Acquired 06/11/2014 - 03/30/2015, Cost $20,792,926) (r)	20,306,000	21,473,595
Quiksilver, Inc. / QS Wholesale, Inc.
7.875%, 08/01/2018 (Acquired 07/11/2013 - 03/03/2015, Cost $14,921,283) (r)	15,097,000	13,738,270

10.000%, 08/01/2020	4,886,000	3,505,705
		86,249,642
Support - Services - 4.30%
AECOM
5.875%, 10/15/2024 (Acquired 09/17/2014 - 03/24/2015, Cost $24,129,567) (r)	23,500,000	24,733,750
Aguila 3 SA
7.875%, 01/31/2018 (Acquired 08/09/2013 - 03/04/2015, Cost $16,052,725) (r)	15,598,000	15,636,995
Ashtead Capital, Inc.
5.625%, 10/01/2024 (Acquired 09/10/2014 - 03/31/2015, Cost $18,372,653) (r)	17,935,000	18,764,494
Audatex North America, Inc.
6.125%, 11/01/2023 (Acquired 11/12/2014 - 01/28/2015, Cost $16,543,469) (r)	15,833,000	16,802,771
The GEO Group, Inc.
5.875%, 10/15/2024	20,795,000	21,730,775
Outerwall, Inc.
5.875%, 06/15/2021 (Acquired 06/04/2014 - 03/24/2015, Cost $14,268,045) (r)	14,460,000	13,122,450
		110,791,235
Technology Hardware & Equipment - 1.71%
CDW LLC / CDW Finance Corp.
5.500%, 12/01/2024	19,323,000	20,289,150
CommScope Holding Company, Inc.
6.625%, 06/01/2020 (Acquired 05/23/2013 - 01/05/2015, Cost $12,484,728) (p) (r)	12,325,000	12,694,750
CommScope, Inc.
5.000%, 06/15/2021 (Acquired 05/15/2014 - 12/18/2014, Cost $11,027,371) (r)	10,980,000	11,021,175
		44,005,075
Telecom - Wireless - 0.73%
Wind Acquisition Finance SA
7.375%, 04/23/2021 (Acquired 04/08/2014 - 02/05/2015, Cost $18,182,481) (r)	18,147,000	18,872,880
Telecom - Wireline Integrated & Services - 1.02%
Sable International Finance Ltd.
8.750%, 02/01/2020 (Acquired 01/20/2012 - 03/11/2015, Cost $8,496,119) (r)	8,039,000	8,682,120
Telecom Italia SpA
5.303%, 05/30/2024 (Acquired 06/24/2014 - 12/05/2014, Cost $16,839,286) (r)	16,738,000	17,595,823
		26,277,943
Total corporate bonds (Cost $2,175,857,913)		2,141,818,379

ASSET-BACKED SECURITIES - 1.19%
Air Transportation - 1.19%
U.S. Airways Pass Through Trust - Class B - Series 2012-1
8.000%, 10/01/2019	11,210,292	12,737,695
U.S. Airways Pass Through Trust - Class B - Series 2012-2
6.750%, 06/03/2021	16,278,258	17,764,463
		30,502,158
Total asset-backed securities (Cost $29,353,407)		30,502,158

CONVERTIBLE BONDS - 1.12%
Auto Parts & Equipment - 0.36%
Meritor, Inc.
4.000%, 02/15/2027 (b)	3,343,000	3,474,631
7.875%, 03/01/2026	3,902,000	5,850,561
		9,325,192
Automakers - 0.29%
Navistar International Corp.
4.750%, 04/15/2019 (Acquired 03/19/2014 - 03/04/2015, Cost $8,137,784) (r)	8,295,000	7,532,897
Energy - Exploration & Production - 0.47%
Cobalt International Energy, Inc.
3.125%, 05/15/2024 (c)	16,235,000	12,044,340
Total convertible bonds (Cost $30,080,618)		28,902,429

TERM LOANS - 3.33%
Department Stores - 0.79%
J.C. Penney Corporation, Inc.
6.000%, 05/22/2018 (b)	20,288,776	20,277,820

Energy - Exploration & Production - 1.10%
Fieldwood Energy LLC
8.375%, 09/30/2020 (b)	21,000,000	15,472,590
Jonah Energy LLC
7.500%, 05/12/2021 (b)	14,440,000	12,935,857
		28,408,447
Packaging - 0.60%
Rexam Healthcare
8.000%, 05/02/2022 (b)	15,375,000	15,451,875
Software/Services - 0.33%
Flexera Software LLC
4.500%, 04/02/2020 (b)	3,588,141	3,592,626
8.000%, 04/02/2021 (b)	4,925,000	4,851,125
		8,443,751
Specialty Retail - 0.25%
J.Crew Group, Inc.
4.000%, 03/05/2021 (b)	6,987,437	6,496,116
Telecom - Wireless - 0.26%
Cable & Wireless Communications
5.500%, 04/28/2017 (i)	2,119,565	2,126,168
6.500%, 12/30/2016 (i)	4,500,000	4,522,500
		6,648,668
Total term loans (Cost $90,075,390)		85,726,677
	Shares
CONVERTIBLE PREFERRED STOCKS - 0.10%	Held
Oil Field Equipment & Services - 0.10%
McDermott International, Inc., 6.250%	178,219	2,644,770
Total convertible preferred stocks (Cost $4,532,955)		2,644,770

PREFERRED STOCKS - 3.53%
Banking - 3.45%
Citigroup, Inc., 7.125% (b)	659,412	18,226,148
Countrywide Capital V, 7.000%	607,895	15,738,401
Morgan Stanley Capital Trust III, 6.250%	538,755	13,808,291
Morgan Stanley Capital Trust VIII, 6.450%	179,080	4,580,866
Royal Bank of Scotland Group PLC, 6.400%	301,443	7,533,061
Royal Bank of Scotland Group PLC, 6.600%	795,037	19,891,826
Synovus Financial Corp., 7.875% (b)	321,149	8,982,537
		88,761,130
Energy - Exploration & Production - 0.08%
Lone Pine Resources Canada Ltd. (a) (f) (i)	1,596,813	2,043,921
Lone Pine Resources, Inc. Multiple Voting Shares (a) (f) (i)	1,596,813	0
		2,043,921
Total preferred stocks (Cost $85,221,220)		90,805,051

COMMON STOCKS - 0.69%
Automakers - 0.68%
General Motors Company	161,023	6,038,362
General Motors Company - Escrow (a) (f) (i)	352,400	0
Motors Liquidation Company GUC Trust	663,096	11,325,680
		17,364,042
Energy - Exploration & Production - 0.01%
Lone Pine Resources Canada Ltd. (a) (f) (i)	414,738	370,024
Lone Pine Resources, Inc. (a) (f) (i)	414,738	0
Lone Pine Resources, Inc. - Escrow (a) (f) (i)	3,325,000	0
		370,024
Total common stocks (Cost $18,170,951)		17,734,066

WARRANTS - 0.15%
Automakers - 0.15%
General Motors Company (a)
Expiration: July 2016, Exercise Price: $10.00	46,747	1,297,229

Expiration: July 2019, Exercise Price: $18.33	133,142	2,616,241
Total warrants (Cost $2,942,685)		3,913,470

Total long-term investments (Cost $2,436,235,139)		2,402,047,000
	Principal
SHORT-TERM INVESTMENTS - 4.69%	Amount
Time Deposits - 4.69%
DNB Group, 0.030%, 04/01/2015*	$46,367,411	46,367,411
The SEB Group, 0.030%, 04/01/2015*	74,445,270	74,445,270
Total short-term investments (Cost $120,812,681)		120,812,681

Total investments - 98.00% (Cost $2,557,047,820)		2,522,859,681

Other assets in excess of liabilities - 2.00%		51,415,499

Net assets - 100.00%		$2,574,275,180

(a) - Non-income producing security.
(b) - The coupon rate shown on variable rate securities represents the rate at March 31, 2015.
(c)	- All or a portion of this security is segregated as collateral for bridge loan commitments, credit default swap contracts and delayed delivery securities.
(d) - Issuer is currently in default on its regularly scheduled interest payments.
(e) - Delayed delivery security.
(f)	- Fair valued security. The total market value of these securities was $2,413,945, representing 0.09% of net assets.
(i) - Illiquid security.
(p) - Payment in-kind security.
(r)
- Restricted security under Rule 144A under the Securities Act of 1933. Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers. The total market value of these securities was $1,278,231,020, representing 49.65% of net assets.

*	- Invested through a cash management account administered by Brown Brothers Harriman & Company.

Schedule of Credit Default Swap Contracts - March 31, 2015
Hotchkis & Wiley High Yield Fund (Unaudited)

CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION (1)
Reference Entity	Counterparty	Receive (Pay) Fixed Rate	Expiration Date	Notional Amount (2)	Premiums Paid (Received)	Value (3)	Unrealized Appreciation (Depreciation)

Markit CDX.NA.HY.24	Goldman Sachs International (4)	5.00%	06/20/2020	$(50,000,000)	$3,480,475	$3,648,318	$167,843

(1) The buyer of protection is obligated to pay the seller a periodic stream of payments over the term of the contract provided no event of default occurs. If a credit event occurs, as defined under the terms of that particular swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced entity or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced entity or underlying securities comprising the referenced index.

(2) The maximum potential payment the Fund could receive as a buyer or pay as a seller of credit protection if a credit event occurs as defined under the terms of the swap agreement.
(3) The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4) Moody’s rating of Goldman Sachs International, the counterparty, as of March 31, 2015 was Baa1.

The cost basis of investments, excluding foreign currency transactions, futures contracts and credit default swap contracts, for federal income tax purposes at March 31, 2015 was as follows*:

	Diversified	Large Cap	Mid-Cap
	Value Fund	Value Fund	Value Fund
Cost of investments	$526,143,745	$781,091,584	$3,196,112,518
Gross unrealized appreciation	86,262,505	97,338,083	506,792,707
Gross unrealized depreciation	(62,409,188)	(84,620,591)	(248,274,394)
Net unrealized appreciation	$23,853,317	$12,717,492	$258,518,313

	Small Cap Value Fund	Small Cap Diversified Value Fund	Global Value Fund
Cost of investments	$1,027,217,909	$15,606,775	$5,826,623
Gross unrealized appreciation	209,704,773	601,312	573,598
Gross unrealized depreciation	(71,562,292)	(632,948)	(377,402)
Net unrealized appreciation (depreciation)	$138,142,481	$(31,636)	$196,196

	Value Opportunities	Capital	High
	Fund	Income Fund	Yield Fund
Cost of investments	$570,751,527	$78,887,952	$2,557,047,820
Gross unrealized appreciation	46,555,357	5,344,328	58,214,424
Gross unrealized depreciation	(32,600,184)	(3,061,606)	(92,402,563)
Net unrealized appreciation	$13,955,173	$2,282,722	$(34,188,139)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, as well as information regarding other significant accounting policies, please refer to the Notes to the Financial Statements section in the Funds’ most recent semi-annual or annual report.

Security Valuation. Portfolio securities that are listed on a securities exchange (whether domestic or foreign) or The Nasdaq Stock Market (“NSM”) (including the Nasdaq National Market and the Nasdaq Small Cap Market) are valued at the last reported sale price (or official closing price) on that day as of the close of the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), or, in the absence of recorded sales, at the average between the last bid and asked quotation on such exchange or NSM. Unlisted equity securities that are not included in NSM are valued at the last sale price, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Fixed-income securities are generally valued on the basis of quotes obtained from an approved independent pricing service but may also be valued based on reported transactions on FINRA’s Trade Reporting and Compliance Engine (TRACE) or quotations provided by a broker-dealer. The pricing services may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term investments which mature in 60 days or less are valued at amortized cost, which approximates fair value. Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined by Hotchkis & Wiley Capital Management, LLC (the “Advisor”) under guidelines established by and under the general supervision and responsibility of the Trust’s Board of Trustees (the “Board”). The Board has approved the use of a third-party vendor’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the New York Stock Exchange. When fair value pricing is employed, the value of the portfolio securities used to calculate the Funds’ net asset values may differ from quoted or official closing prices.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
• Level 2—Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3—Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of each Fund’s assets as of March 31, 2015:

	Diversified Value	Large Cap Value	Mid-Cap Value	Small Cap Value	Small Cap Diversified Value

Level 1 -- Quoted prices in an active market:
Common Stocks	$537,610,411	$768,402,908	$3,086,510,105	$1,083,979,377	$15,232,931
Investment Companies	-	-	-	16,214,291	205,224
Money Market Funds	2,950,508	10,125,872	56,073,875	10,482,278	-
Level 2 -- Other significant observable market inputs:
Common Stocks:
Energy	-	-	144,691,839	12,520,297	-
Time Deposits	9,436,143	15,280,296	167,355,012	42,164,147	136,984
Level 3 -- Significant unobservable inputs	-	-	-	-	-
Total Investments	$549,997,062	$793,809,076	$3,454,630,831	$1,165,360,390	$15,575,139

	Global Value	Value Opportunities	Capital Income	High Yield

Level 1 -- Quoted prices in an active market:
Common Stocks	$3,539,750	$427,642,074	$46,297,753	$17,364,042
Investment Companies	-	1,013,769	-	-
Preferred Stocks	-	356,746	1,327,479	88,761,130
Warrants	-	4,169,264	53,885	3,913,470
Level 2 -- Other significant observable market inputs:
Common Stocks:
Consumer Discretionary	386,487	4,961,727	-	-
Consumer Staples	221,027	-	-	-
Energy	303,833	6,982,898	-	-
Financials	415,171	19,694,275	-	-
Health Care	196,352	-	-	-
Industrials	698,330	48,407,799	-	-
Information Technology	127,067	17,996,055	-	-
Preferred Stocks:
Financials	-	809,458	-	-
Convertible Preferred Stocks:
Energy/Oil Field Equipment & Services	-	-	96,535	2,644,770
Convertible Bonds	-	9,101,563	421,919	28,902,429
Corporate Bonds	-	42,096,760	29,665,264	2,141,818,379
Asset-Backed Securities	-	-	457,001	30,502,158
Term Loans	-	-	1,097,230	85,726,677
Time Deposits	134,802	1,474,312	1,735,460	120,812,681
Level 3 -- Significant unobservable inputs:
Common Stocks:
Consumer Discretionary/Automakers	-	-	0	0
Energy/Energy - Exploration & Production	-	-	2,782	370,024
Preferred Stocks:
Energy/Energy - Exploration & Production	-	-	15,366	2,043,921
Corporate Bonds	-	-	0	0
Total Investments	$6,022,819	$584,706,700	$81,170,674	$2,522,859,681

Other Financial Instruments
Level 1 -- Quoted prices in an active market		$-	$-	$-
Level 2 -- Other significant observable market inputs:
Futures Contracts *		(1,238,092)	-	-
Credit Default Swap Contracts *		-	1,678	167,843
Level 3 -- Significant unobservable inputs		-	-	-

Total Other Financial Instruments		$(1,238,092)	$1,678	$167,843

* Futures contracts and credit default swap contracts are derivative instruments not reflected on the Schedule of Investments and are reflected at the unrealized appreciation (depreciation) on the instrument.

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.

There were transfers from Level 1 to Level 2 of $4,775,647 for the Small Cap Value Fund, $289,695 for the Global Value Fund and $26,577,299 for the Value Opportunities Fund using market values as of March 31, 2015. The transfers were due to securities being fair valued as a result of market movements following the close of local trading on March 31, 2015.  There were transfers from Level 2 to Level 1 of $107,587 for the Global Value Fund using market values as of March 31, 2015. The transfers were due to securities being fair valued as a result of market movements following the close of local trading at the beginning of the reporting period. There were transfers from Level 1 to Level 2 of $658,823 for the Value Opportunities Fund and $40,618 for the Capital Income Fund using market values as of March 31, 2015. The transfers were due to lack of trading volume on March 31, 2015. There were transfers from Level 2 to Level 1 of $235,944 for the Value Opportunities Fund using market values as of March 31, 2015. The transfers were due to increased trading volume on March 31, 2015. There were no transfers into or out of Level 1 or Level 2 during the nine months ended March 31, 2015 for the Diversified Value Fund, Large Cap Value Fund, Mid-Cap Value Fund, Small Cap Diversified Value Fund and High Yield Fund. Transfers between Levels are recognized at the end of the reporting period.

Commitments. Bridge loan commitments may obligate a Fund to furnish temporary financing to a borrower until permanent financing can be arranged.  At March 31, 2015, the High Yield Fund had outstanding bridge loan commitments of $6,500,000.

Item 2. Controls and Procedures.

(a)
The Registrant’s President / Principal Executive Officer and Treasurer / Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Hotchkis & Wiley Funds

By (Signature and Title)  /s/ Anna Marie Lopez
                                            Anna Marie Lopez
                                            President / Principal Executive Officer

Date May 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Anna Marie Lopez
                                           Anna Marie Lopez
                                           President / Principal Executive Officer

Date  May 18, 2015

By (Signature and Title) /s/ James Menvielle
                                           James Menvielle
                                           Treasurer / Principal Financial Officer

Date May 18, 2015